UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-8042

                      (Investment Company Act File Number)


                           Federated Insurance Series
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/06


                Date of Reporting Period:  Quarter ended 9/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED AMERICAN LEADERS FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                   COMMON STOCKS--96.5%
                   CONSUMER DISCRETIONARY--15.5%
       145,700     Ford Motor Co.                                                                                      $   1,178,713
       140,400     Gannett Co., Inc.                                                                                       7,978,932
       197,300     Gap (The), Inc.                                                                                         3,738,835
       243,700   1 Goodyear Tire & Rubber Co.                                                                              3,533,650
       129,700     Home Depot, Inc.                                                                                        4,704,219
       143,500     Jones Apparel Group, Inc.                                                                               4,655,140
       223,600     Mattel, Inc.                                                                                            4,404,920
       161,400     McDonald's Corp.                                                                                        6,313,968
                      TOTAL                                                                                               36,508,377
                   CONSUMER STAPLES--8.9%
        42,500      Altria Group, Inc.                                                                                     3,253,375
        74,500     Coca-Cola Co.                                                                                           3,328,660
        63,300     General Mills, Inc.                                                                                     3,582,780
       136,200     Kraft Foods, Inc., Class A                                                                              4,856,892
       228,200     Sara Lee Corp.                                                                                          3,667,174
         2,100   1 Smithfield Foods, Inc.                                                                                     56,742
       146,200     Tyson Foods, Inc., Class A                                                                              2,321,656
                      TOTAL                                                                                               21,067,279
                   ENERGY--9.1%
        76,700     Apache Corp.                                                                                            4,847,440
        31,600     BP PLC, ADR                                                                                             2,072,328
        94,600     Chevron Corp.                                                                                           6,135,756
        71,800     Exxon Mobil Corp.                                                                                       4,817,780
        54,600     Total SA, Class B, ADR                                                                                  3,600,324
                      TOTAL                                                                                               21,473,628
                   FINANCIALS--29.8%
        85,700     Ace Ltd.                                                                                                4,690,361
       115,300     Allstate Corp.                                                                                          7,232,769
        97,900     American International Group, Inc.                                                                      6,486,854
        93,733     Bank of America Corp.                                                                                   5,021,277
        69,200     Bank of New York Co., Inc.                                                                              2,439,992
       199,900     Citigroup, Inc.                                                                                         9,929,033
       137,900     Freddie Mac                                                                                             9,146,907
       115,200     MBIA Insurance Corp.                                                                                    7,077,888
        22,400     Merrill Lynch & Co., Inc.                                                                               1,752,128
        53,100     Morgan Stanley                                                                                          3,871,521
        48,300     Nationwide Financial Services, Inc., Class A                                                            2,323,230
        84,700     Wachovia Corp.                                                                                          4,726,260
        64,800     Wells Fargo & Co.                                                                                       2,344,464
        45,500     XL Capital Ltd., Class A                                                                                3,125,850
                      TOTAL                                                                                               70,168,534
                   HEALTH CARE--8.2%
        17,600   1 Amgen, Inc.                                                                                             1,258,928
       120,000   1 Boston Scientific Corp.                                                                                 1,774,800
        50,500     Cardinal Health, Inc.                                                                                   3,319,870
        79,600   1 Forest Laboratories, Inc., Class A                                                                      4,028,556
        73,500     Johnson & Johnson                                                                                       4,773,090
        41,400     Pfizer, Inc.                                                                                            1,174,104
        58,300     Wyeth                                                                                                   2,963,972
                      TOTAL                                                                                               19,293,320
                   INDUSTRIALS--6.1%
        36,000     Deere & Co.                                                                                             3,020,760
        68,948     Northrop Grumman Corp.                                                                                  4,693,290
        64,300     United Technologies Corp.                                                                               4,073,405
        67,300     Waste Management, Inc.                                                                                  2,468,564
                      TOTAL                                                                                               14,256,019
                   INFORMATION TECHNOLOGY--9.8%
       138,600     Applied Materials, Inc.                                                                                 2,457,378
        75,300   1 Fiserv, Inc.                                                                                            3,545,877
        86,100     IBM Corp.                                                                                               7,055,034
        79,700   1 Lexmark International Group, Class A                                                                    4,595,502
       355,400   1 Xerox Corp.                                                                                             5,530,024
                      TOTAL                                                                                               23,183,815
                   MATERIALS--1.1%
        37,000     PPG Industries, Inc.                                                                                    2,481,960
                   TELECOMMUNICATION SERVICES--6.2%
       121,600     AT&T, Inc.                                                                                              3,959,296
       251,406     Verizon Communications                                                                                  9,334,705
        96,040     Windstream Corp.                                                                                        1,266,767
                      TOTAL                                                                                               14,560,768
                   UTILITIES--1.8%
        55,000     American Electric Power Co., Inc.                                                                       2,000,350
        56,500     Edison International                                                                                    2,352,660
                      TOTAL                                                                                                4,353,010
                      TOTAL COMMON STOCKS (IDENTIFIED COST $191,848,408)                                                 227,346,710
                   REPURCHASE AGREEMENTS--4.8%
  $ 11,286,000     Interest in $3,200,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which               11,286,000
                   Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/20/2016 for $3,201,440,000 on 10/2/2006.  The market value of the underlying securities at the end of the period was $3,264,000,579.
         6,000     Interest in $2,000,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Bear               6,000
                   Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to
                   7/25/2036 for $2,000,900,000 on 10/2/2006.  The market value of the underlying securities at the end of the period was $2,060,003,092.
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                               11,292,000
                      TOTAL INVESTMENTS-101.3% (IDENTIFIED COST $203,140,408)2                                           238,638,710
                      OTHER ASSETS AND LIABILITIES---NET-(1.3%)                                                          (3,169,057)
                      TOTAL NET ASSETS----100%                                                                         $ 235,469,653

1    Non-income producing security.
<
2 At September 30, 2006, the cost of investments for federal tax purposes was $203,140,408. The net unrealized appreciation of investments for federal tax purposes was $35,498,302. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,079,716 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,581,414.


Note:         The categories of investments are shown as a percentage of total net assets at September 30, 2006.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}investments in other open-end regulated investment companies are valued at net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.



Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt






FEDERATED CAPITAL APPRECIATION FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                   COMMON STOCKS--96.4%
                   CONSUMER DISCRETIONARY--4.9%
         7,300   1 Coach, Inc.                                                                                          $    251,120
        18,600     Hilton Hotels Corp.                                                                                       518,010
        11,400     McDonald's Corp.                                                                                          445,968
                      TOTAL                                                                                                1,215,098
                   CONSUMER STAPLES--7.9%
        10,300     Altria Group, Inc.                                                                                        788,465
         8,800     Diageo PLC, ADR                                                                                           625,152
         7,900     PepsiCo, Inc.                                                                                             515,554
                      TOTAL                                                                                                1,929,171
                   ENERGY--13.1%
         7,800     Apache Corp.                                                                                              492,960
        12,700     Exxon Mobil Corp.                                                                                         852,170
         5,900     GlobalSantaFe Corp.                                                                                       294,941
         7,900     Massey Energy Co.                                                                                         165,426
         8,400     Schlumberger Ltd.                                                                                         521,052
         5,400   1 Transocean Sedco Forex, Inc.                                                                              395,442
        12,100     XTO Energy, Inc.                                                                                          509,773
                      TOTAL                                                                                                3,231,764
                   FINANCIALS--12.6%
         9,600     Ace Ltd.                                                                                                  525,408
        13,500     American International Group, Inc.                                                                        894,510
        11,000     Citigroup, Inc.                                                                                           546,370
         3,600     Merrill Lynch & Co., Inc.                                                                                 281,592
         6,100     Morgan Stanley                                                                                            444,751
        12,300     U.S. Bancorp                                                                                              408,606
                      TOTAL                                                                                                3,101,237
                   HEALTH CARE--19.8%
         7,700   1 Amgen, Inc.                                                                                               550,781
         8,800     AstraZeneca PLC, ADR                                                                                      550,000
         5,100     Bristol-Myers Squibb Co.                                                                                  127,092
        13,200   1 Forest Laboratories, Inc., Class A                                                                        668,052
         5,700     Johnson & Johnson                                                                                         370,158
        12,000     McKesson HBOC, Inc.                                                                                       632,640
         8,200   1 Medimmune, Inc.                                                                                           239,522
         9,400     Novartis AG, ADR                                                                                          549,336
         5,600   1 Sepracor, Inc.                                                                                            271,264
         7,300     Shire PLC, ADR                                                                                            360,547
         5,300   1 St. Jude Medical, Inc.                                                                                    187,037
         7,300     Wyeth                                                                                                     371,132
                      TOTAL                                                                                                4,877,561
                   INDUSTRIALS--15.5%
         7,900     Avery Dennison Corp.                                                                                      475,343
         5,900     Deere & Co.                                                                                               495,069
        13,400   1 Foster Wheeler Ltd.                                                                                       517,106
        11,000     General Electric Co.                                                                                      388,300
        10,300     Northrop Grumman Corp.                                                                                    701,121
        11,400     United Technologies Corp.                                                                                 722,190
        13,900     Waste Management, Inc.                                                                                    509,852
                      TOTAL                                                                                                3,808,981
                   INFORMATION TECHNOLOGY--12.1%
        14,400   1 Cadence Design Systems, Inc.                                                                              244,224
        22,400   1 Cisco Systems, Inc.                                                                                       515,200
        24,100   1 EMC Corp. Mass                                                                                            288,718
         1,000   1 Google Inc.                                                                                               401,900
         8,700     Hewlett-Packard Co.                                                                                       319,203
        16,300   1 Marvell Technology Group Ltd.                                                                             315,731
        13,200     Microsoft Corp.                                                                                           360,756
        33,500   1 Xerox Corp.                                                                                               521,260
                      TOTAL                                                                                                2,966,992
                   MATERIALS--3.9%
         7,000     Alcan, Inc.                                                                                               279,090
         5,700     Praxair, Inc.                                                                                             337,212
         4,300     Vulcan Materials Co.                                                                                      336,475
                      TOTAL                                                                                                  952,777
                   TELECOMMUNICATION SERVICES--3.1%
        23,100     AT&T, Inc.                                                                                                752,136
                   UTILITIES--3.5%
         9,800     Consolidated Edison Co.                                                                                   452,760
         7,400     FirstEnergy Corp.                                                                                         413,364
                      TOTAL                                                                                                  866,124
                      TOTAL COMMON STOCKS (IDENTIFIED COST $20,971,602)                                                   23,701,841
                   REPURCHASE AGREEMENT--4.3%
  $  1,048,000     Interest in $3,200,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Barclays       1,048,000
                   Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to
                   7/20/2016 for $3,201,440,000 on 10/2/2006.  The market value of the underlying securities at the end of the period was $3,264,000,579. (AT COST)
                      TOTAL INVESTMENTS --- 100.7%                                                                        24,749,841
                      (IDENTIFIED COST $22,019,602)2
                      OTHER ASSETS AND LIABILITIES --- NET --- (0.7)%                                                      (182,050)
                      TOTAL NET ASSETS --- 100%                                                                         $ 24,567,791

1    Non-income producing security.

2 At September 30, 2006, the cost of investments for federal tax purposes was $22,019,602. The net unrealized appreciation of investments for federal tax purposes was $2,730,239. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,106,483 and net unrealized depreciation from investments for those securities having an excess of cost over value of $376,244.


    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

    The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt

INVESTMENT VALUATION
 Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}investments in other open-end regulated investment companies are valued at net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

















FEDERATED CAPITAL INCOME FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                  COMMON STOCKS--36.8%
                  CONSUMER DISCRETIONARY--2.2%
        5,000     CBS Corp. - Class B                                                                                   $    140,850
        2,300     Clear Channel Communications, Inc.                                                                          66,355
        2,600   1 Family Dollar Stores, Inc.                                                                                  76,024
        3,500     Gap (The), Inc.                                                                                             66,325
        3,500     Home Depot, Inc.                                                                                           126,945
        6,100     Jones Apparel Group, Inc.                                                                                  197,884
        7,100     Mattel, Inc.                                                                                               139,870
        5,800   1 McDonald's Corp.                                                                                           226,896
        2,400   1 Nike, Inc., Class B                                                                                        210,288
        3,500     Regal Entertainment Group                                                                                   69,370
                     TOTAL                                                                                                 1,320,807
                  CONSUMER STAPLES--3.7%
       13,600     Altria Group, Inc.                                                                                       1,041,080
        6,000     Coca-Cola Co.                                                                                              268,080
        1,300     Colgate-Palmolive Co.                                                                                       80,730
        2,300     Kimberly-Clark Corp.                                                                                       150,328
        2,300     Loews Corp. - Carolina Group                                                                               127,397
        2,300     Procter & Gamble Co.                                                                                       142,554
       17,580     Unilever PLC, ADR                                                                                          436,160
                     TOTAL                                                                                                 2,246,329
                  ENERGY--4.9%
        3,800     BP PLC, ADR                                                                                                249,204
       17,100     Chevron Corp.                                                                                            1,109,106
        3,100     ENI SpA, ADR                                                                                               184,481
       12,500     Enbridge Inc.                                                                                              403,500
        1,900     Exxon Mobil Corp.                                                                                          127,490
        6,300     Royal Dutch Shell PLC                                                                                      416,430
        7,600     Total SA, ADR, Class B                                                                                     501,144
                     TOTAL                                                                                                 2,991,355
                  FINANCIALS--11.1%
        6,400     Ace, Ltd.                                                                                                  350,272
       14,400     Allstate Corp.                                                                                             903,312
       17,026     Bank of America Corp.                                                                                      912,083
        5,500     Bank of New York Co., Inc.                                                                                 193,930
        5,671     Chubb Corp.                                                                                                294,665
       21,100   1 Citigroup, Inc.                                                                                          1,048,037
        4,300   1 Freddie Mac                                                                                                285,219
        3,800     Fannie Mae                                                                                                 212,458
        4,900     Gallagher (Arthur J.) & Co.                                                                                130,683
        1,600     Hospitality Properties Trust                                                                                75,520
        2,300     MBIA, Inc.                                                                                                 141,312
        6,100     Mellon Financial Corp.                                                                                     238,510
        3,900     Morgan Stanley                                                                                             284,349
        3,100     Nationwide Financial Services, Inc., Class A                                                               149,110
        3,200     PartnerRe Ltd.                                                                                             216,224
        4,800     Senior Housing Properties Trust                                                                            102,432
        6,200     U.S. Bancorp                                                                                               205,964
        1,600     UBS AG - U.S.                                                                                               94,896
        6,000     Wachovia Corp.                                                                                             334,800
        1,500     Washington Mutual, Inc.                                                                                     65,205
        8,400     Wells Fargo & Co.                                                                                          303,912
        5,300     iStar Financial, Inc.                                                                                      221,010
                     TOTAL                                                                                                 6,763,903
                  HEALTH CARE--3.7%
        2,500     AstraZeneca Group PLC, ADR                                                                                 156,250
        9,500     GlaxoSmithKline PLC, ADR                                                                                   505,685
        4,300     Johnson & Johnson                                                                                          279,242
       24,900     Pfizer, Inc.                                                                                               706,164
       11,500     Wyeth                                                                                                      584,660
                     TOTAL                                                                                                 2,232,001
                  INDUSTRIALS--3.4%
        1,800     3M Co.                                                                                                     133,956
        3,400     Avery Dennison Corp.                                                                                       204,578
          800   1 Deere & Co.                                                                                                 67,128
          900     Eaton Corp.                                                                                                 61,965
       23,400     General Electric Co.                                                                                       826,020
        6,900     Ingersoll-Rand Co., Class A                                                                                262,062
        1,100     Lockheed Martin Corp.                                                                                       94,666
        5,000     Northrop Grumman Corp.                                                                                     340,350
        2,100     Waste Management, Inc.                                                                                      77,028
                     TOTAL                                                                                                 2,067,753
                  INFORMATION TECHNOLOGY--0.3%
        1,700     Diebold, Inc.                                                                                               74,001
        4,800     Maxim Integrated Products, Inc.                                                                            134,736
                     TOTAL                                                                                                   208,737
                  MATERIALS--1.7%
        7,200     Alcoa, Inc.                                                                                                201,888
        2,100     Ashland, Inc.                                                                                              133,938
        7,400     International Flavors & Fragrances, Inc.                                                                   292,596
        1,200     PPG Industries, Inc.                                                                                        80,496
        4,000     Rohm & Haas Co.                                                                                            189,400
        5,700     UPM - Kymmene OY, ADR                                                                                      134,919
                     TOTAL                                                                                                 1,033,237
                  TELECOMMUNICATION SERVICES--2.5%
       29,122     AT&T, Inc.                                                                                                 948,212
       10,500     Magyar Telekom Telecommunications PLC, ADR                                                                 210,000
        4,600     NTT Docomo Inc. - Spon. ADR                                                                                 70,886
        4,300     Verizon Communications                                                                                     159,659
       10,869     Windstream Corp.                                                                                           143,362
                     TOTAL                                                                                                 1,532,119
                  UTILITIES--3.3%
        2,000     Black Hills Corp.                                                                                           67,220
        5,600     CenterPoint Energy, Inc.                                                                                    80,192
        1,600     DTE Energy Co.                                                                                              66,416
        2,500     Duke Energy Corp.                                                                                           75,500
        1,600     Edison International                                                                                        66,624
        5,600     Energy East Corp.                                                                                          132,832
        2,100     Equitable Resources, Inc.                                                                                   73,458
        1,300     Exelon Corp.                                                                                                78,702
        7,346     ONEOK, Inc.                                                                                                277,605
        2,800     Pepco Holdings, Inc.                                                                                        67,676
        4,900     Pinnacle West Capital Corp.                                                                                220,745
        1,600     Progress Energy, Inc.                                                                                       72,608
        1,000     Public Service Enterprises Group, Inc.                                                                      61,190
        5,000     SCANA Corp.                                                                                                201,350
        6,400     Scottish & Southern Energy PLC, ADR                                                                        157,564
        6,400     Southern Co.                                                                                               220,544
        2,600     Vectren Corp.                                                                                               69,810
                     TOTAL                                                                                                 1,990,036
                     TOTAL COMMON STOCKS (IDENTIFIED COST $18,902,103)                                                    22,386,277
                  CORPORATE BONDS--6.4%
                  BANKING--0.8%
  $   500,000 2,3 Turanalem Finance BV, 7.75%, Series 144A, 4/25/2013                                                        498,500
                  BASIC INDUSTRY - PAPER--0.5%
      250,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                                 271,796
                  COMMUNICATIONS - MEDIA NONCABLE--0.3%
      185,000     British Sky Broadcasting Group PLC, 8.2%, 7/15/2009                                                        198,451
                  CONSUMER CYCLICAL - AUTOMOTIVE--0.5%
      300,000     General Motors Acceptance, 6.875%, 9/15/2011                                                               298,719
                  FINANCIAL INSTITUTION - BANKING--0.5%
      300,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                            322,142
                  METALS & MINING--0.7%
      150,000 2,3 Adaro Finance BV, Company Guarantee, Series 144A, 8.5%, 12/8/2010                                          153,188
      200,000     Grupo Minero Mexico, 9.25%, 4/1/2028                                                                       239,000
                     TOTAL                                                                                                   392,188
                  OIL & GAS--2.2%
      800,000 2,3 Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034                                                       998,000
      350,000 2,3 Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017                                   343,000
                     TOTAL                                                                                                 1,341,000
                  STEEL--0.5%
      275,000 2,3 CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013                                  315,563
                  TELECOMMUNICATIONS & CELLULAR--0.4%
      200,000     Philippine Long Distance , Sr. Unsub., 11.375%, 5/15/2012                                                  245,000
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $3,675,288)                                                    3,883,359
                  GOVERNMENTS/AGENCIES--14.7%
                  SOVEREIGN--14.7%
      556,247     Argentina, Government of, Note, Series, 8.28%, 12/31/2033                                                  537,890
      400,000     Brazil, Government of, 8.875%, 4/15/2024                                                                   480,000
      600,000     Brazil, Government of, Bond, 8.25%, 1/20/2034                                                              688,500
      500,000     Brazil, Government of, Note, 8.00%, 1/15/2018                                                              551,000
      200,000     Brazil, Government of, Unsub., 11.00%, 8/17/2040                                                           261,300
      500,000     Colombia, Republic of, Bond, 8.125%, 5/21/2024                                                             552,500
    3,100,000     Mexico Fixed Rate Bonds, Bond, Series MI10, 9.00%, 12/20/2012                                              293,110
    6,603,000     Mexico, Government of, Bond, Series M 20, 10.00%, 12/5/2024                                                683,603
      800,000     Mexico, Government of, Note, 4.625%, 10/8/2008                                                             789,720
      350,000     Peru, Government of, Bond, 8.75%, 11/21/2033                                                               430,500
      300,000     Philippines, Government, 9.875%, 1/15/2019                                                                 371,625
      150,000     Philippines, Government of, Bond, 7.75%, 1/14/2031                                                         157,313
      300,000     Philippines, Government of, Sr. Note, 9.50%, 2/2/2030                                                      371,250
      770,000     Russia, Government of, 5.000%, 3/31/2030                                                                   859,551
      285,000     Turkey, Government of, 6.875%, 3/17/2036                                                                   260,063
      500,000     United Mexican States, Note, 5.625%, 1/15/2017                                                             495,300
      400,000     United Mexican States, Note, 9.875%, 2/1/2010                                                              456,720
      200,000     Uruguay, Government of, Note, 8.00%, 11/18/2022                                                            212,000
      300,000     Venezuela, Government of, 9.375%, 1/13/2034                                                                371,250
       50,000     Venezuela, Government of, Bond, 9.25%, 9/15/2027                                                            61,300
       50,000     Venezuela, Government of, Note, 7.65%, 4/21/2025                                                            52,603
                     TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $8,407,928)                                               8,937,098
                  MORTGAGE-BACKED SECURITIES--13.5%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--8.0%
      500,000     Federal Home Loan Mortgage Corp., 6.500%, 8/1/2036                                                         509,297
      384,242     Federal Home Loan Mortgage Corp. Pool A14164, 5.000%, 30 Year, 10/1/2033                                   370,475
    1,654,287     Federal Home Loan Mortgage Corp. Pool A40517, 6.000%, 30 Year, 12/1/2035                                 1,663,140
      191,254     Federal Home Loan Mortgage Corp. Pool A47194, 5.000%, 30 Year, 10/1/2035                                   183,953
    1,139,811     Federal Home Loan Mortgage Corp. Pool A48294, 5.000%, 30 Year, 2/1/2036                                  1,096,303
      165,419     Federal Home Loan Mortgage Corp. Pool B17799, 4.500%, 15 Year, 2/1/2020                                    159,565
      478,898     Federal Home Loan Mortgage Corp. Pool G01954, 5.000%, 30 Year, 11/1/2035                                   460,618
      172,275     Federal Home Loan Mortgage Corp. Pool G18045, 5.000%, 15 Year, 3/1/2020                                    169,448
      227,091     Federal Home Loan Mortgage Corp. Pool G18078, 5.000%, 15 Year, 10/1/2020                                   223,152
                     TOTAL                                                                                                 4,835,951
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.5%
      391,942     Federal National Mortgage Association Pool 255631, 5.500%, 30 Year, 3/1/2035                               386,798
      105,341     Federal National Mortgage Association Pool 789090, 5.500%, 15 Year, 8/1/2019                               105,497
      369,362     Federal National Mortgage Association Pool 805107, 5.500%, 30 Year, 1/1/2035                               364,514
      355,131     Federal National Mortgage Association Pool 806237, 5.000%, 15 Year, 12/1/2019                              349,527
    1,038,974     Federal National Mortgage Association Pool 816227, 5.500%, 30 Year, 3/1/2035                             1,025,337
      462,067     Federal National Mortgage Association Pool 822564, 5.500%, 15 Year, 12/1/2020                              462,248
      180,294     Federal National Mortgage Association Pool 833388, 5.500%, 30 Year, 8/1/2035                               177,758
      493,315     Federal National Mortgage Association Pool 843685, 5.500%, 30 Year, 10/1/2035                              486,378
                     TOTAL                                                                                                 3,358,057
                     TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,259,964)                                         8,194,008
                  PREFERRED STOCKS--4.1%
                  FINANCIALS-2.0%
        5,400 2,3 Goldman Sachs Trigger Mandatory Exchangeable Notes                                                         267,084
        5,100 2,3 Merrill Lynch Capped Appreciation Note, RNR                                                                281,750
       13,700 2,3 Merrill Lynch Capped Appreciation Note , PERCS                                                             249,888
        1,400     Washington Mutual, Inc., Conv. Pfd., $2.6875, Annual Dividend                                               77,966
       13,400     XL Capital Ltd., PEPS, $1.625, Annual Dividend                                                             304,180
                     TOTAL                                                                                                 1,180,868
                  INFORMATION TECHNOLOGY-0.5%
       12,500 2,3 Morgan Stanley & Co., CBI, PERCS                                                                           305,313
                  MATERIALS--1.6%
        9,200     Credit Suisse First Boston USA, Inc., JNY, PERCS                                                           296,516
       10,600     Credit Suisse First Boston USA, Inc., TYC, PERCS                                                           296,111
        2,550     Credit Suisse First Boston USA, Inc., RIG, PERCS                                                           186,469
        7,100     Credit Suisse First Boston USA, Inc., ADI, PERCS                                                           206,681
                     TOTAL                                                                                                   985,777
                     TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,473,319)                                                   2,471,958
                  U.S. TREASURY--0.5%
  $   320,000   4 U.S. Treasury Bill, 4.955%, 10/19/2006 (IDENTIFIED COST $319,207)                                          319,318
                  MUTUAL FUND--17.9%
    1,444,574   5 Federated High Income Bond Fund II, Primary Shares  (IDENTIFIED COST $10,532,971)                       10,892,087
                  REPURCHASE AGREEMENT-5.0%
  $ 3,006,000     Interest in $3,200,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Barclays        3,006,000
                  Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to
                  7/20/2016 for $3,201,440,000 on 10/2/2006.  The market value of the underlying securities at the end of the period was $3,264,000,579. (AT COST)
                     TOTAL INVESTMENTS - 98.9%                                                                            60,090,105
                     (IDENTIFIED COST $55,576,780)6
                     OTHER ASSETS AND LIABILITIES - NET - 1.1%                                                               681,445
                     TOTAL NET ASSETS - 100%                                                                            $ 60,771,550

1    Portion of securities subject to options written.

2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At September 30, 2006, these restricted securities amounted to $3,412,286, which represented 5.6% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2006, these liquid restricted securities amounted to $3,412,286, which represented 5.6% of total net assets.

4    Discount rate at time of purchase.

5    Affiliated company.

6 At September 30, 2006, the cost of investments for federal tax purposes was $55,617,808. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and from written options contracts was $4,472,297. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,775,086 and net unrealized depreciation from investments for those securities having an excess of cost over value of $302,789.

OPTIONS WRITTEN

 SECURITY                   EXPIRATION DATE EXERCISE PRICE CONTRACTS   VALUE
 Citigroup, Inc.             October 2006       $50.00         1         $60
 Deere & Co.                 October 2006       $85.00         3        $615
 Family Dollar Stores, Inc.  October 2006       $30.00         9        $383
 Freddie Mac                 October 2006       $65.00        28      $5,600
 McDonald's Corp.            October 2006       $37.50        14      $3,010
 Nike, Inc., Class B         October 2006       $85.00        20      $7,200
                                                               TOTAL $16,868


The following is a summary of the Fund's written option activity at September 30, 2006:
                                            NUMBER OF
CONTRACTS                                   CONTRACTS              PREMIUM
Outstanding at prior period-end                     -                   $-
Contracts written                                 521               59,234
Contracts expired                                (94)              (8,463)
Contracts bought back                           (352)             (43,056)
Outstanding at 9/30/2006                           75               $7,715


Note:The categories of investments are shown as a percentage of total net assets at September 30, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
   {circle}for other fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, and;
   {circle}investments in other open-end regulated investment companies are valued at net asset value, and;
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 PEPS  --Participating Equity Preferred Stock
 PERCS --Preferred Equity Redemption Cumulative Stock






FEDERATED EQUITY INCOME FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                  COMMON STOCKS--83.2%
                  CONSUMER DISCRETIONARY-6.9%
       10,300     CBS Corp. (New), Class B                                                                              $    290,151
       10,600     Clear Channel Communications, Inc.                                                                         305,810
        5,800   1 Family Dollar Stores, Inc.                                                                                 169,592
        8,100     Gap (The), Inc.                                                                                            153,495
        7,800     Home Depot, Inc.                                                                                           282,906
       13,500     Jones Apparel Group, Inc.                                                                                  437,940
       16,100     Mattel, Inc.                                                                                               317,170
       38,400   1 McDonald's Corp.                                                                                         1,502,208
        5,600   1 Nike, Inc., Class B                                                                                        490,672
        7,700     Regal Entertainment Group                                                                                  152,614
                     TOTAL                                                                                                 4,102,558
                  CONSUMER STAPLES--7.7%
       10,400     Altria Group, Inc.                                                                                         796,120
       25,000     Coca-Cola Co.                                                                                            1,117,000
        6,700     Colgate-Palmolive Co.                                                                                      416,070
       18,100     Kimberly-Clark Corp.                                                                                     1,183,016
        5,200     Loews Corp. - Carolina Group                                                                               288,028
        4,800     Procter & Gamble Co.                                                                                       297,504
       19,340     Unilever PLC, ADR                                                                                          479,825
                     TOTAL                                                                                                 4,577,563
                  ENERGY--11.8%
        8,400     BP PLC, ADR                                                                                                550,872
       37,700     Chevron Corp.                                                                                            2,445,222
        7,100     ENI SpA, ADR                                                                                               422,521
       27,600     Enbridge, Inc.                                                                                             890,928
        4,200     Exxon Mobil Corp.                                                                                          281,820
       13,700     Royal Dutch Shell PLC, Class A, ADR                                                                        905,570
       22,800     Total SA, Class B, ADR                                                                                   1,503,432
                     TOTAL                                                                                                 7,000,365
                  FINANCIALS-27.1%
       13,793     Ace Ltd.                                                                                                   754,891
       22,000     Allstate Corp.                                                                                           1,380,060
       46,982     Bank of America Corp.                                                                                    2,516,826
       11,100     Bank of New York Co., Inc.                                                                                 391,386
       61,200   1 Citigroup, Inc.                                                                                          3,039,804
        9,800   1 Freddie Mac                                                                                                650,034
        8,300     Fannie Mae                                                                                                 464,053
        9,900     Gallagher (Arthur J.) & Co.                                                                                264,033
        3,400     Hospitality Properties Trust                                                                               160,480
        5,200     MBIA Insurance Corp.                                                                                       319,488
       15,200     Morgan Stanley                                                                                           1,108,232
        6,100     Nationwide Financial Services, Inc., Class A                                                               293,410
        6,700     PartnerRe Ltd.                                                                                             452,719
       10,300     Senior Housing Properties Trust                                                                            219,802
       24,300     Sun Life Financial Services of Canada                                                                      998,001
        4,700     UBS AG                                                                                                     278,757
       12,900     Wachovia Corp.                                                                                             719,820
        3,400     Washington Mutual Bank                                                                                     147,798
       38,700     Wells Fargo & Co.                                                                                        1,400,166
       10,500     iStar Financial, Inc.                                                                                      437,850
                     TOTAL                                                                                                15,997,610
                  HEALTH CARE--8.3%
        5,100     AstraZeneca PLC, ADR                                                                                       318,750
       11,600     GlaxoSmithKline PLC, ADR                                                                                   617,468
       10,200     Johnson & Johnson                                                                                          662,388
       83,300     Pfizer, Inc.                                                                                             2,362,388
       18,200     Wyeth                                                                                                      925,288
                     TOTAL                                                                                                 4,886,282
                  INDUSTRIALS--6.3%
        4,000     3M Co.                                                                                                     297,680
        7,400     Avery Dennison Corp.                                                                                       445,258
        1,800   1 Deere & Co.                                                                                                151,038
        2,100     Eaton Corp.                                                                                                144,585
       27,000     General Electric Co.                                                                                       953,100
       15,200     Ingersoll-Rand Co., Class A                                                                                577,296
        2,500     Lockheed Martin Corp.                                                                                      215,150
       11,100     Northrop Grumman Corp.                                                                                     755,577
        5,100     Waste Management, Inc.                                                                                     187,068
                     TOTAL                                                                                                 3,726,752
                  INFORMATION TECHNOLOGY--0.8%
        3,600     Diebold, Inc.                                                                                              156,708
       10,600     Maxim Integrated Products, Inc.                                                                            297,542
                     TOTAL                                                                                                   454,250
                  MATERIALS--3.7%
       16,000     Alcoa, Inc.                                                                                                448,640
        4,600     Ashland, Inc.                                                                                              293,388
       17,700     International Flavors & Fragrances, Inc.                                                                   699,858
        2,700     PPG Industries, Inc.                                                                                       181,116
       11,600     Rohm & Haas Co.                                                                                            549,260
                     TOTAL                                                                                                 2,172,262
                  TELECOMMUNICATION SERVICES--5.8%
       80,147     AT&T, Inc.                                                                                               2,609,586
       10,100     NTT DoCoMo, Inc., ADR                                                                                      155,641
        8,200     Verizon Communications                                                                                     304,466
       25,208     Windstream Corp.                                                                                           332,494
                     TOTAL                                                                                                 3,402,187
                  UTILITIES--4.8%
       13,100     CenterPoint Energy, Inc.                                                                                   187,592
        3,900     DTE Energy Co.                                                                                             161,889
        3,500     Edison International                                                                                       145,740
       12,400     Energy East Corp.                                                                                          294,128
        4,200     Equitable Resources, Inc.                                                                                  146,916
        2,500     Exelon Corp.                                                                                               151,350
        6,100     Pepco Holdings, Inc.                                                                                       147,437
        9,400     Pinnacle West Capital Corp.                                                                                423,470
        3,500     Progress Energy, Inc.                                                                                      158,830
        2,200     Public Service Enterprise Group, Inc.                                                                      134,618
       11,000     SCANA Corp.                                                                                                442,970
        8,600     Southern Co.                                                                                               296,356
        5,900     Vectren Corp.                                                                                              158,415
                     TOTAL                                                                                                 2,849,711
                     TOTAL COMMON STOCKS                                                                                  49,169,540
                     (IDENTIFIED COST $40,211,527)
                  PREFERRED STOCKS--8.4%
                  FINANCIALS-7.2%
        5,717     Credit Suisse First Boston, USA, Inc., Conv. Pfd                                                           418,056
       16,000     Credit Suisse First Boston, USA, Inc., PERCS                                                               465,760
       20,700     Credit Suisse First Boston, USA, Inc., PERCS, JNY                                                          667,161
       23,900     Credit Suisse First Boston, USA, Inc., PERCS, TYC                                                          667,647
       12,100 2,3 Goldman Sachs Group, Inc., PERCS                                                                           598,466
       30,200 2,3 Merrill Lynch & Co., Inc., PERCS                                                                           550,848
       11,300 2,3 Merrill Lynch & Co., Inc., PERCS                                                                           624,268
       11,200     XL Capital Ltd., PEPS, $1.625, Annual Dividend                                                             254,240
                     TOTAL                                                                                                 4,246,446
                  INFORMATION TECHNOLOGY--1.2%
       28,200 2,3 Morgan Stanley & Co., Inc., PERCS                                                                          688,785
                     TOTAL PREFERRED STOCKS                                                                                4,935,231
                     (IDENTIFIED COST $4,856,405)
                  U.S. TREASURY--1.6%
  $   940,000   4 U.S Treasury Bill, 4.955%, 10/19/2006                                                                      937,998
                  (IDENTIFIED COST $937,671)
                  REPURCHASE AGREEMENTS--5.0%
    2,976,000     Interest in $3,200,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Barclays        2,976,000
                  Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to
                  7/20/2016 for $3,201,440,000 on 10/2/2006.  The market value of the underlying securities at the end of the period was $3,264,000,579.
        1,000     Interest in $2,000,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Bear                1,000
                  Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to
                  7/25/2036 for $2,000,900,000 on 10/2/2006.  The market value of the underlying securities at the end of the period was $2,060,003,092.
                     TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                 2,977,000
                     TOTAL INVESTMENTS -98.2%                                                                             58,019,769
                     (IDENTIFIED COST $48,982,603)5
                     OTHER ASSETS AND LIABILITIES -NET-1.8%                                                                1,087,489
                     TOTAL NET ASSETS -100%                                                                             $ 59,107,258

1    Portion of securities subject to options written.

2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At September 30, 2006, these restricted securities amounted to $2,462,367, which represented 4.2% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2006, these liquid restricted securities amounted to $2,462,367, which represented 4.2% of total net assets.

4    Discount rate at time of purchase.

5 At September 30, 2006, the cost of investments for federal tax purposes was $48,982,603. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and written options contracts was $9,037,166. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,248,912 and net unrealized depreciation from investments for those securities having an excess of cost over value of $211,746.

OPTIONS WRITTEN

 SECURITY                   EXPIRATION DATE EXERCISE PRICE CONTRACTS   VALUE
 Citigroup, Inc.             October 2006       $50.00         4        $240
 Deere & Co.                 October 2006       $85.00         8      $1,640
 Family Dollar Stores, Inc.  October 2006       $30.00        21        $893
 Freddie Mac                 October 2006       $65.00        66     $13,200
 McDonald's Corp.            October 2006       $37.50        94     $20,210
 Nike, Inc., Class B         October 2006       $85.00        50     $18,000
                                                               TOTAL $54,183

The following is a summary of the Fund's written option activity at September 30, 2006:

                                    NUMBER OF CONTRACTS
CONTRACTS                                                                PREMIUM
Outstanding at prior period-end                     ---     $                ---
Contracts opened                                  1,425                  152,997
Contracts expired                                 (216)                 (18,599)
Contracts bought back                             (966)                (111,043)
Outstanding at 9/30/2006                            243         $         23,355

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}investments in other open-end regulated investment companies are valued at net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 PEPS  --Participating Equity Preferred Stock
 PERCS --Preferred Equity Redemption Cumulative Stock






FEDERATED HIGH INCOME BOND FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT OR
    SHARES
                   ASSET-BACKED SECURITIES--0.7%
                   DIVERSIFIED--0.7%
  $  2,375,000 1,2 Trains HY-2006-1, Class A, 7.548%, 5/1/2016 (IDENTIFIED COST $2,339,375)                            $   2,380,073
                   CORPORATE BONDS-93.1%
                   AEROSPACE / DEFENSE--1.7%
     1,125,000     Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                               1,110,937
       325,000   3 Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009                                              227
     1,025,000     DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                      1,012,187
       725,000     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                   730,437
     2,550,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                              2,486,250
                      TOTAL                                                                                                5,340,038
                   AUTOMOTIVE--5.1%
     1,325,000     Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                       980,500
     1,200,000     Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                            933,000
     3,700,000     Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                          3,492,978
       450,000     Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011                                                        466,110
     2,300,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                      2,290,179
     2,550,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                       2,673,604
       425,000     General Motors Corp., Note, 7.125%, 7/15/2013                                                             375,594
     1,025,000     General Motors Corp., Note, 8.375%, 7/15/2033                                                             891,750
       925,000     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                         938,875
       625,000     Stanadyne Holdings, Inc., Sr. Disc. Note, 12.00%, 2/15/2015                                               415,625
       300,000     TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013                                                         321,000
       875,000     TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                                                    958,125
       600,000     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                               595,500
     1,150,000     United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                               1,144,250
                      TOTAL                                                                                               16,477,090
                   BUILDING MATERIALS--2.3%
       525,000     Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010                                525,000
       875,000     ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012                                                910,000
       341,000     Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.329%, 6/15/2012                            346,541
       650,000     Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                          622,375
       700,000     Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                             713,125
     1,700,000     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                 1,385,500
       450,000     Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                                 312,750
       500,000     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                     475,000
     1,100,000 1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                                1,116,500
       225,000     Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                        226,125
     1,000,000     U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014                                                      966,250
                      TOTAL                                                                                                7,599,166
                   CHEMICALS--5.7%
       825,000     Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                                817,781
     1,200,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013                                1,122,000
       875,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                                848,750
     2,086,000     Crystal US Holdings, Sr. Disc. Note, 1.00%, 10/1/2014                                                   1,702,697
     1,034,000     Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                                                   1,127,060
       625,000     Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                        664,844
     1,650,000     Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014                                             1,691,250
       850,000     Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009                                              867,000
     1,275,000 1,2 Invista, Unit, 9.25%, 5/1/2012                                                                          1,354,687
       604,000     Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                         656,850
       633,000     Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008                                                  654,364
       525,000     Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009                                                   536,812
       625,000     Lyondell Chemical Co., Sr. Unsecd. Note, 8.25%, 9/15/2016                                                 637,500
       664,000     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                                              524,560
     1,400,000     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                            1,466,500
     1,600,000 1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                               1,596,000
       975,000     PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013                                                      931,125
       650,000     Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                                698,284
       325,000     Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                           345,466
                      TOTAL                                                                                               18,243,530
                   CONSTRUCTION MACHINERY--0.3%
       925,000     Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                               985,125
       975,000   3 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                                                     0
                      TOTAL                                                                                                  985,125
                   CONSUMER PRODUCTS--5.5%
     1,275,000     AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                            1,064,625
     1,175,000     Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                                                          1,245,500
       450,000 1,2 American Achievement Corp., Sr. PIK Deb., 12.75%, 10/1/2012                                               472,500
       350,000     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                                355,250
     1,100,000     American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                    1,122,000
       550,000     Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012                                                  474,375
     1,450,000     Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                               1,395,625
       200,000 1,3 Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008                                               0
       250,000 1,3 Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                                                        0
     2,325,000     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                               1,929,750
     1,500,000     Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                      1,515,000
       675,000     Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                                    656,437
     1,425,000     Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                             1,496,250
       275,000     Rayovac Corp., Sr. Sub. Note, 8.50%, 10/1/2013                                                            239,250
       625,000     Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                       640,625
     1,699,000     Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                                  1,367,695
       300,000 1,2 Steinway Musical Instruments, Sr. Note, 7.00%, 3/1/2014                                                   295,500
       600,000     Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010                                                            632,250
     1,525,000     True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                              1,372,500
     1,375,000 1,2 Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                        1,390,469
                      TOTAL                                                                                               17,665,601
                   DIVERSIFIED MANUFACTURING--0.2%
       600,000 1,2 Mobile Services Group, Inc./Mobile Storage Group, Inc., Sr. Note, 9.75%, 8/1/2014                         618,000
                   ENERGY--2.2%
       750,000 1,2 Basic Energy Services, Inc., Sr. Note, 7.125%, 4/15/2016                                                  727,500
     1,175,000     Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                          1,116,250
     1,375,000     Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013                                                     1,402,500
       275,000     Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015                                        264,000
       600,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                        622,500
     1,125,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                 1,129,831
       650,000     Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                   620,750
       350,000     Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                   353,500
       650,000     Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                    656,500
                      TOTAL                                                                                                6,893,331
                   ENTERTAINMENT--2.0%
       600,000     AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012                                                  619,500
       750,000     Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                                                              781,875
     2,000,000     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                      1,605,000
       775,000 1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 9.818%, 4/1/2012                                           776,937
     1,175,000     Intrawest Corp., Sr. Note, 7.50%, 10/15/2013                                                            1,267,531
     1,300,000     Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                    1,407,250
                      TOTAL                                                                                                6,458,093
                   ENVIRONMENTAL--0.9%
     1,400,000     Allied Waste North America, Inc., Company Guarantee, Series B, 9.25%, 9/1/2012                          1,499,750
       800,000     Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016                                       793,000
       488,000     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                    551,440
                      TOTAL                                                                                                2,844,190
                   FOOD & BEVERAGE--4.9%
     2,150,000     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                               1,881,250
     1,025,000     B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                    1,055,750
       950,000     Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008                                 976,125
       325,000     Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016                                                     330,281
       825,000     Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                                845,625
     1,125,000     Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016                                                      1,130,625
     1,825,000     Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                        1,770,250
       525,000     Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008                                                 409,500
     1,100,000 1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                            1,078,000
     1,300,000     Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                   1,332,500
       900,000 1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                    967,500
     1,075,000     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                    1,096,500
       425,000     Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013                                                   437,750
     1,425,000     Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                              1,239,750
     1,125,000     Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                                                          1,164,375
                      TOTAL                                                                                               15,715,781
                   GAMING--5.7%
     1,000,000     155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                                                   845,000
       900,000     Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012                                                        949,500
     1,200,000 1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                            1,261,500
       675,000     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                     658,125
       650,000 1,2 Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                    646,750
       375,000     MGM Mirage, Sr. Note, 6.625%, 7/15/2015                                                                   361,875
       625,000     MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011                                                               654,719
     1,550,000     MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007                                                              1,594,562
     1,050,000     MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                    1,110,375
       375,000 1,2 MTR Gaming Group, Inc., Sr. Sub. Note, 9.00%, 6/1/2012                                                    378,750
       350,000     Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009                                                  336,146
     1,175,000     Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                                                  1,219,062
     1,100,000     Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010                                                 1,181,125
     2,025,000     Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                        2,116,125
       850,000     Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                                831,937
       825,000 1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                    843,562
       275,000     Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012                                                          266,750
       500,000     Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016                                                         521,250
       850,000     Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014                                                     800,062
       675,000 1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                       705,375
       975,000     Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                      950,625
                      TOTAL                                                                                               18,233,175
                   HEALTH CARE-7.0%
       525,000     AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                      561,750
       950,000     Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                              992,750
     1,850,000     AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                                    1,970,250
       675,000     Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                             641,250
     3,050,000     CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                                                2,272,250
     1,025,000     CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                       1,071,125
       675,000     Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                                                705,375
     1,375,000     Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                  1,371,562
     1,375,000     HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                                                  1,113,750
     2,175,000     HCA, Inc., Sr. Note, 6.75%, 7/15/2013                                                                   1,846,031
     1,175,000     HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                     922,375
     1,250,000     HCA, Inc., Sr. Note, 7.875%, 2/1/2011                                                                   1,201,562
       925,000 1,2 National Mentor, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                                    966,625
     1,125,000     Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                       1,098,281
     1,150,000     Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                            1,127,000
     1,050,000     VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                                                1,064,437
       950,000     Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                              926,250
       600,000     Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                               599,250
     1,225,000     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                          1,234,187
       225,000     Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017                                                               227,531
       375,000     Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                              387,656
                      TOTAL                                                                                               22,301,247
                   INDUSTRIAL - OTHER--5.1%
     1,700,000     ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                      1,670,250
       575,000     American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                              527,562
       750,000 1,2 Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                                                     806,250
     1,475,000     Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012                                             1,659,788
       725,000     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                      766,687
       850,000     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                    845,750
       925,000 1,2 Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                                  941,187
     1,875,000 1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                                1,762,500
       552,000     Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012                                                      602,370
     1,300,000 1,2 Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                                                         1,410,500
     1,150,000     Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                    1,213,250
     1,145,446     Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                    1,208,446
       875,000     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                          855,312
     1,150,000     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                           1,173,000
       800,000     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                                 790,000
                      TOTAL                                                                                               16,232,852
                   LODGING--1.1%
       650,000     Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                                    624,813
       475,000     Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016                                                         470,844
     1,300,000     Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013                                                       1,322,750
       275,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                                  279,324
       800,000     Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010                                                  851,784
                      TOTAL                                                                                                3,549,515
                   MEDIA - CABLE--2.5%
       456,000     CCH I Holdings LLC, Sr. Disc. Note, 9.92%, 4/1/2014                                                       314,070
       643,000     CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015                                                              588,345
       300,000     CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009                                                           312,375
       500,000     CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008                                                            507,500
       575,000     CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                                          585,063
       925,000     CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009                                                           962,000
     2,075,000     Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                         2,126,875
     2,200,000 1,2 Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014                                                     2,370,500
       450,000     Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                              428,625
                      TOTAL                                                                                                8,195,353
                   MEDIA - NON-CABLE--10.4%
     1,150,000     Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011                                1,216,125
       575,000     Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011                                          603,750
     1,188,033     Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                              1,134,572
       425,000     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                     427,125
       925,000 1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                        915,750
     1,600,000     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                          1,584,000
       450,000     DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                         425,250
     1,251,000     DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                       1,302,604
     2,022,000     Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                          2,193,870
     1,800,000     Echostar DBS Corp., Sr. Note, 5.75%, 10/1/2008                                                          1,788,750
       700,000     Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013                                                614,250
     3,025,000 1,2 Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                      3,229,188
     1,400,000     Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                               1,022,000
       800,000     Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                         822,000
       200,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                       192,750
       725,000 1,2 Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                       698,719
       725,000     Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                                                         733,156
       925,000     NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                                689,125
       725,000     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                                 683,313
       375,000 1,2 Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 10.00%, 8/1/2014                                       389,531
       812,000     PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                                                                842,450
       650,000     Primedia, Inc., Sr. Note, 8.875%, 5/15/2011                                                               638,625
       575,000     Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                       578,594
     1,225,000     R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                                        1,353,625
       950,000     R.H. Donnelley Corp., Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013                                       871,625
       525,000     R.H. Donnelley Corp., Sr. Disc. Note, Series W1, 6.875%, 1/15/2013                                        481,688
     1,000,000     R.H. Donnelley Corp., Sr. Note, Series A-3, 8.875%, 1/15/2016                                           1,007,500
     1,000,000 1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                         1,135,000
       825,000     Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011                                  787,875
       650,000     Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013                                          638,625
       925,000     Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013                             938,875
     1,800,000 1,2 WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                                      1,818,000
     1,450,000 1,2 XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                     1,399,250
       160,819     Ziff Davis Media, Inc., Company Guarantee, Series  , 12.00%, 8/12/2009                                     95,687
                      TOTAL                                                                                               33,253,247
                   METALS & MINING--0.4%
     1,325,000 1,2 Novelis, Inc., Sr. Note, 8.25%, 2/15/2015                                                               1,265,375
       625,000   3 Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009                                 0
                      TOTAL                                                                                                1,265,375
                   PACKAGING--2.3%
     1,500,000     Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                 1,477,500
       650,000 1,2 Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014                                                   656,500
     1,000,000 1,2 Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016                                      975,000
     1,300,000     Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                         1,322,750
       925,000     Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                                                     971,250
       325,000     Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013                                 334,750
       675,000     Owens-Brockway Glass Container, Inc., Sr. Note, 6.75%, 12/1/2014                                          644,625
       550,000     Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007                                                          558,250
       450,000 1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                           456,750
       141,585 1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                           39,389
                      TOTAL                                                                                                7,436,764
                   PAPER--2.2%
       875,000     Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                                                    800,625
     1,550,000     Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                  1,592,625
       724,000     Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012                                              696,850
     1,150,000     MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                 1,219,000
     1,075,000     Mercer International, Inc., 9.25%, 2/15/2013                                                              984,969
     1,175,000     NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                          1,222,000
       301,000     Stone Container Corp., Sr. Note, 9.75%, 2/1/2011                                                          311,535
       225,000     Tembec Industries, Inc., 8.50%, 2/1/2011                                                                  118,125
                      TOTAL                                                                                                6,945,729
                   RESTAURANTS--0.7%
       500,000 1,2 Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                        477,500
       625,000 1,2 El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013                                                         696,875
     1,050,000     Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014                               1,010,625
                      TOTAL                                                                                                2,185,000
                   RETAILERS--1.4%
       300,000 1,2 AutoNation, Inc., Floating Rate Note - Sr. Note, 7.507%, 4/15/2013                                        305,250
       275,000 1,2 AutoNation, Inc., Sr. Note, 7.00%, 4/15/2014                                                              275,688
     1,700,000     Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                           1,734,000
       972,000     FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                                962,280
       575,000     General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010                                                 560,625
       684,000     Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                                                            793,426
                      TOTAL                                                                                                4,631,269
                   SERVICES--1.2%
       195,000     CB Richard Ellis Services, Inc., Sr. Note, 9.75%, 5/15/2010                                               209,138
     1,250,000 1,2 Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                               1,284,375
       550,000     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                   580,250
     1,150,000     Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013                                         1,150,000
       750,000 1,2 iPayment Holdings, Inc., Sr. Sub. Note, 9.75%, 5/15/2014                                                  768,750
                      TOTAL                                                                                                3,992,513
                   TECHNOLOGY--4.8%
       850,000 1,2 Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                  790,500
       600,000     Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                                                   555,000
       825,000     Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014                                                888,938
       600,000     MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                            367,500
       750,000     SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                                  789,375
     1,050,000     SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                               1,110,375
       875,000     Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016                                               875,000
     1,075,000     Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009                                             1,118,011
       569,000     Smart Modular Technologies, Inc., Sr. Secd. Note, 11.008%, 4/1/2012                                       603,140
     1,425,000     SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                      1,482,000
     1,150,000     SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                                 1,190,250
       650,000     Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008                                            690,625
     1,500,000     UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                                              1,627,500
     1,300,000     Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                 1,413,750
       800,000     Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                           800,000
       900,000     Xerox Corp., Sr. Unsecd. Note, 6.75%, 2/1/2017                                                            918,000
                      TOTAL                                                                                               15,219,964
                   TEXTILE--0.3%
       775,000     Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                          806,000
                   TOBACCO--0.5%
     1,475,000 1,2 Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                                1,547,448
                   TRANSPORTATION--1.4%
       700,000   3 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2049                                                0
       900,000 1,2 Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                   947,250
     1,475,000 1,2 Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                            1,629,875
       200,000     Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                      189,500
       800,000     Stena AB, Sr. Note, 7.50%, 11/1/2013                                                                      790,000
       925,000     Stena AB, Sr. Note, 9.625%, 12/1/2012                                                                     999,000
       800,000   3 The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2011                                                       0
                      TOTAL                                                                                                4,555,625
                   UTILITY - ELECTRIC--3.9%
       250,000     CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                            253,750
       825,000     CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                                                              853,875
     1,750,000 1,2 Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                       1,780,625
     1,125,000     Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009                                                  1,161,563
       410,342 1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                         399,975
       500,000     NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                               497,500
     1,725,000     NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                            1,718,531
       100,000     Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                             103,584
     1,202,000     Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013                                                           1,317,519
       500,000     Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                  500,249
       725,000 1,2 Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018                                       757,158
       275,000     Northwestern Corp., Note, 5.875%, 11/1/2014                                                               271,894
     1,700,000     PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                       1,865,750
       675,000     Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                           678,660
       300,000     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                              309,000
                      TOTAL                                                                                               12,469,633
                   UTILITY - NATURAL GAS--5.8%
       250,000     ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010                                                             263,416
     1,175,000     AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                       1,163,250
       375,000     Atlas Pipeline Partners LP, Sr. Note, Series WI, 8.125%, 12/15/2015                                       383,438
       350,000     El Paso Corp., 6.75%, 5/15/2009                                                                           353,500
     1,675,000     El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                                1,725,250
     1,450,000     El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                                      1,489,875
     1,400,000     Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                     1,303,750
     1,225,000     Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                 1,179,063
       200,000     Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                    198,000
       950,000     Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                   973,750
       925,000 1,2 SemGroup LP, Sr. Note, 8.75%, 11/15/2015                                                                  937,719
       650,000     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                           649,475
       225,000     Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                    222,188
     2,325,000     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                         2,679,358
       375,000     Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                         396,824
       325,000 1,2 Transcontinental Gas Pipe Corp., Sr. Note, 6.40%, 4/15/2016                                               322,969
     1,125,000     Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                                            1,250,156
     2,250,000     Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                            2,351,250
       775,000     Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                               813,750
                      TOTAL                                                                                               18,656,981
                   WIRELESS COMMUNICATIONS--2.6%
       500,000     Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.25813%, 1/1/2013                             518,750
       800,000     Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                               814,000
       900,000 1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                   938,250
     1,250,000     Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015                                       1,299,444
     1,475,000     Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                 1,476,844
       825,000     Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.515%, 12/15/2010                          841,500
       225,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012                                                  236,531
       225,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015                                                   241,313
       900,000     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                   960,750
       900,000     US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                       993,797
                      TOTAL                                                                                                8,321,179
                   WIRELINE COMMUNICATIONS--3.0%
     1,400,000     AT&T Corp., Sr. Note, 8.00%, 11/15/2031                                                                 1,720,031
       700,000     Citizens Communications Co., 9.00%, 8/15/2031                                                             754,250
       325,000     Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013                                                   317,688
       725,000 1,2 Nordic Telephone Co. Holdings APS, Sr. Note, 8.875%, 5/1/2016                                             765,781
     4,275,000     Qwest Corp., Note, 8.875%, 3/15/2012                                                                    4,686,469
       825,000     Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                          882,750
       375,000 1,2 Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                              403,125
                      TOTAL                                                                                                9,530,094
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $298,936,324)                                               298,168,908
                   PREFERRED STOCKS--0.4%
                   MEDIA - NON-CABLE--0.0%
            42     Ziff Davis Media, Inc., PIK Pfd., Series E-1                                                                6,405
                   RETAILERS--0.4%
         1,100     General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A                                1,212,750
                      TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,106,600)                                                  1,219,155
                   COMMON STOCKS & WARRANTS--0.5%
                   CHEMICALS--0.2%
           332   3 General Chemical Industrial Products, Inc.                                                                356,771
           142   3 General Chemical Industrial Products, Inc., Warrants                                                       99,200
           192   3 General Chemical Industrial Products, Inc., Warrants                                                      168,803
                      TOTAL                                                                                                  624,774
                   CONSUMER PRODUCTS--0.0%
           580   3 Sleepmaster LLC                                                                                             1,450
                   FOOD & BEVERAGE--0.1%
        20,220     B&G Foods, Inc.                                                                                           383,169
                   INDUSTRIAL - OTHER--0.1%
       156,932 1,3 ACP Holdings Corp., Warrants                                                                              255,014
                   MEDIA - CABLE--0.1%
         7,305     NTL, Inc.                                                                                                 185,766
                   MEDIA - NON-CABLE--0.0%
           425 1,3 Advanstar, Inc., Warrants                                                                                       4
           850   3 XM Satellite Radio, Inc., Warrants                                                                          5,100
         7,700   3 Ziff Davis Media, Inc., Warrants                                                                               77
                      TOTAL                                                                                                    5,181
                   METALS & MINING--0.0%
           625 1,3 Republic Technologies International, Inc., Warrants                                                             0
        23,013   3 Royal Oak Mines, Inc.                                                                                         357
                      TOTAL                                                                                                      357
                   OTHER--0.0%
            71 1,3 CVC Claims Litigation LLC                                                                                       0
                   PACKAGING--0.0%
           650 1,3 Pliant Corp., Warrants                                                                                          0
        15,500 1,3 Russell Stanley Holdings, Inc.                                                                                  0
                      TOTAL                                                                                                        0
                   PAPER--0.0%
           450 1,3 MDP Acquisitions PLC, Warrants                                                                              6,975
                      TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $2,497,227)                                          1,462,686
                   REPURCHASE AGREEMENT--4.3%
  $ 13,916,000     Interest in $3,200,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which               13,916,000
                   Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/20/2016 for $3,201,440,000 on 10/2/2006. The market value of the underlying securities at the end of the period was $3,264,000,579 (AT COST)
                      TOTAL INVESTMENTS --- 99.0%                                                                        317,146,822
                      (IDENTIFIED COST $318,795,526)4
                      OTHER ASSETS AND LIABILITIES --- NET --- 1.0%                                                        3,056,340
                      TOTAL NET ASSETS --- 100%                                                                        $ 320,203,162

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At September 30, 2006, these restricted securities amounted to $53,759,223 which represented 16.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2006, these liquid restricted securities amounted to $53,457,841 which represented 16.7% of total net assets.

3    Non-income producing security.

4 At September 30, 2006, the cost of investments for federal tax purposes was $319,471,536. The net unrealized depreciation of investments for federal tax purposes was $2,324,714. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,311,519 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,636,233.

    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.


INVESTMENT VALUATION
  Market values of the Fund's portfolio securities are determined as follows:

     {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

     {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

     {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

  Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

  Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


  Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.




RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at September 30, 2006, is as follows:

SECURITY                                                           ACQUISITION DATE          ACQUISITION COST
ACP Holdings Corp., Warrants                                       9/24/2003               $         0
Advanstar, Inc., Warrants                                          2/14/2001               $    34,923
CVC Claims Litigation LLC                                          3/26/1997-6/18/1997     $   590,616
Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008  4/15/1998               $   185,368
Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009           4/15/1998               $   129,815
MDP Acquisitions PLC, Warrants                                     9/23/2002               $         0
Pliant Corp., Warrants                                             5/25/2000               $    23,653
Republic Technologies International, Inc., Warrants                8/6/1999 - 12/28/2001   $         1
Russell Stanley Holdings, Inc.                                     2/5/1999-12/28/2001     $     1,250
Russell Stanley Holdings, Inc., Sr. Sub Note, 9.00%, 11/30/2008    2/5/1999-5/15/2005      $   729,613


    The following acronym is used throughout this portfolio:

 PIK --Payment in Kind







FEDERATED INTERNATIONAL EQUITY FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

    SHARES OR                                                                                                               VALUE IN
    PRINCIPAL                                                                                                                   U.S.
    AMOUNT                                                                                                                   DOLLARS
                   COMMON STOCKS--96.2%
                   AUSTRALIA--0.9%
                   MATERIALS--0.9%
        30,400     BHP Billiton Ltd.                                                                                    $    580,702
                   BERMUDA--1.5%
                   MEDIA--1.5%
        14,600   1 Central European Media Enterprises Ltd., Class A                                                          978,930
                   BRAZIL--0.7%
                   MATERIALS--0.7%
        24,500     Companhia Vale Do Rio Doce, ADR                                                                           453,495
                   CANADA--6.2%
                   ENERGY--4.2%
        27,000     EnCana Corp.                                                                                            1,256,336
         6,000     Nexen, Inc.                                                                                               320,734
        73,700     Talisman Energy, Inc.                                                                                   1,202,673
                      TOTAL                                                                                                2,779,743
                   MATERIALS--2.0%
         7,400   1 Glamis Gold Ltd.                                                                                          291,782
        82,400   1 Kinross Gold Corp.                                                                                      1,031,336
                      TOTAL                                                                                                1,323,118
                      TOTAL CANADA                                                                                         4,102,861
                   FINLAND--1.5%
                   TECHNOLOGY HARDWARE & EQUIPMENT--1.5%
        50,000     Nokia Oyj                                                                                                 992,884
                   FRANCE--8.7%
                   BANK--1.0%
         5,840     BNP Paribas SA                                                                                            628,350
                   CONSUMER SERVICES--1.3%
        12,900     Accor SA                                                                                                  879,235
                   ENERGY--1.9%
        22,431     Technip SA                                                                                              1,274,844
                   FOOD & STAPLES RETAILING--1.5%
        15,100     Carrefour SA                                                                                              954,123
                   INSURANCE--1.2%
        21,400     AXA                                                                                                       789,123
                   MEDIA--1.8%
        33,300     Vivendi SA                                                                                              1,200,488
                      TOTAL FRANCE                                                                                         5,726,163
                   GERMANY, FEDERAL REPUBLIC OF--4.8%
                   CAPITAL GOODS--1.8%
        13,750     Siemens AG                                                                                              1,199,576
                   INSURANCE--1.9%
         6,995     Allianz AG                                                                                              1,210,580
                   SOFTWARE & SERVICES--1.1%
         3,600     SAP AG                                                                                                    713,963
                      TOTAL GERMANY, FEDERAL REPUBLIC OF                                                                   3,124,119
                   INDIA--0.7%
                   SOFTWARE & SERVICES--0.7%
        11,000     Satyam Computer Services Ltd., ADR                                                                        425,590
                   ITALY--0.4%
                   FOOD BEVERAGE & TOBACCO--0.4%
        24,800     Davide Campari - Milano SpA                                                                               227,209
                   JAPAN--26.1%
                   AUTOMOBILES & COMPONENTS--1.0%
        22,500     Aisin Seiki Co.                                                                                           657,143
                   BANKS--5.3%
           169     Mitsubishi UFJ Financial Group, Inc.                                                                    2,174,645
           173     Mizuho Financial Group, Inc.                                                                            1,341,528
                      TOTAL                                                                                                3,516,173
                   CAPITAL GOODS--3.4%
        29,100     Mitsubishi Corp.                                                                                          546,895
         6,900     SMC Corp.                                                                                                 912,990
        54,900     Sumitomo Electric Industries                                                                              743,154
                      TOTAL                                                                                                2,203,039
                   CONSUMER DURABLES & APPAREL--2.1%
        37,000     Nikon Corp.                                                                                               764,275
        37,000     Sharp Corp.                                                                                               634,286
                      TOTAL                                                                                                1,398,561
                   DIVERSIFIED FINANCIALS--3.8%
        48,600     Nomura Holdings, Inc.                                                                                     855,771
       120,200     iShares MSCI Japan                                                                                      1,623,902
                      TOTAL                                                                                                2,479,673
                   FOOD & STAPLES RETAILING--1.1%
        31,200     Sundrug Co. Ltd.                                                                                          715,784
                   HEALTH CARE EQUIPMENT & SERVICES--1.0%
        17,100     Terumo Corp.                                                                                              648,533
                   INSURANCE--1.0%
        19,000     Millea Holdings, Inc.                                                                                     663,917
                   MATERIALS--2.0%
        29,700     Japan Synth Rubber                                                                                        653,714
        51,000     Tokuyama Corp.                                                                                            682,159
                      TOTAL                                                                                                1,335,873
                   REAL ESTATE--1.8%
        31,000     Mitsubishi Estate Co. Ltd.                                                                                677,079
        22,000     Mitsui Fudosan Co.                                                                                        500,063
                      TOTAL                                                                                                1,177,142
                   RETAILING--1.0%
        14,600     Nitori Co.                                                                                                661,249
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.6%
         6,600     Advantest Corp.                                                                                           327,416
        14,300     Tokyo Seimitsu Co. Ltd.                                                                                   750,561
                      TOTAL                                                                                                1,077,977
                   TRANSPORTATION--1.0%
            92     East Japan Railway Co.                                                                                    643,319
                      TOTAL JAPAN                                                                                         17,178,383
                   KOREA, REPUBLIC OF--2.0%
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.0%
         1,876     Samsung Electronics Co.                                                                                 1,316,422
                   NETHERLANDS--4.6%
                   CONSUMER DURABLES & APPAREL--1.6%
        29,395     Philips Electronics NV                                                                                  1,031,381
                   DIVERSIFIED FINANCIALS--1.8%
        27,460     ING Groep N.V.                                                                                          1,207,929
                   FOOD BEVERAGE & TOBACCO--1.2%
        17,700     Koninklijke Numico NV                                                                                     796,780
                      TOTAL NETHERLANDS                                                                                    3,036,090
                   SPAIN--1.8%
                   BANK--1.8%
        75,600     Banco Santander Central Hispano, S.A.                                                                   1,195,432
                   SWEDEN--1.0%
                   CAPITAL GOODS--1.0%
        35,200     Assa Abloy AB, Class B                                                                                    654,463
                   SWITZERLAND--11.9%
                   COMMERCIAL SERVICES & SUPPLIES--1.4%
        15,500     Adecco SA                                                                                                 935,243
                   DIVERSIFIED FINANCIALS--1.9%
        21,500     Credit Suisse Group                                                                                     1,243,972
                   FOOD BEVERAGE & TOBACCO--1.7%
         3,270     Nestle SA                                                                                               1,140,166
                   PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES--6.9%
        39,980     Novartis AG                                                                                             2,333,992
        12,700     Roche Holding AG                                                                                        2,195,801
                      TOTAL                                                                                                4,529,793
                      TOTAL SWITZERLAND                                                                                    7,849,174
                   TAIWAN, PROVINCE OF CHINA--0.9%
                   TECHNOLOGY HARDWARE & EQUIPMENT--0.9%
        43,564     Au Optronics Corp., ADR                                                                                   620,787
                   UNITED KINGDOM--18.7%
                   BANK--1.1%
        21,070     Royal Bank of Scotland PLC, Edinburgh                                                                     725,493
                   CAPITAL GOODS--1.5%
        59,500     Smiths Industries                                                                                         998,745
                   FOOD BEVERAGE & TOBACCO--3.5%
       154,700   1 Britvic                                                                                                   671,270
        93,600     Diageo PLC                                                                                              1,653,503
                      TOTAL                                                                                                2,324,773
                   MATERIALS--1.1%
        15,260     Rio Tinto PLC                                                                                             722,016
                   MEDIA--1.1%
        56,032     WPP Group PLC                                                                                             694,514
                   PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES--8.9%
        29,250     AstraZeneca PLC                                                                                         1,828,098
        94,900     GlaxoSmithKline PLC                                                                                     2,526,696
        88,300     Shire PLC                                                                                               1,468,118
                      TOTAL                                                                                                5,822,912
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.5%
       457,300     ARM Holdings PLC                                                                                        1,006,065
                      TOTAL UNITED KINGDOM                                                                                12,294,518
                   UNITED STATES--3.8%
                   ENERGY--2.6%
        23,100   1 Transocean Sedco Forex, Inc.                                                                            1,691,613
                   MEDIA--1.2%
        30,950     NTL, Inc.                                                                                                 787,059
                      TOTAL UNITED STATES                                                                                  2,478,672
                      TOTAL COMMON STOCKS (IDENTIFIED COST $55,050,338)                                                   63,235,894
                   REPURCHASE AGREEMENT--5.0%
  $  3,255,000     Interest in $3,200,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Barclays       3,255,000
                   Capital, Inc., will repurchase U.S. Government Agency securities with various maturities to
                   7/20/2016 for $3,201,440,000 on 10/2/2006. The market value of the underlying securities at the end of the period was $3,264,000,579. (AT COST)
                      TOTAL INVESTMENTS --- 101.2%                                                                        66,490,894
                      (IDENTIFIED COST $58,305,338)2
                      OTHER ASSETS AND LIABILITIES --- NET - (1.2)%                                                        (768,940)
                      TOTAL NET ASSETS --- 100%                                                                         $ 65,721,954

1    Non-income producing security.

2 At September 30, 2006, the cost of investments for federal tax purposes was $58,305,338. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $8,185,556. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,982,714 and net unrealized depreciation from investments for those securities having an excess of cost over value of $797,158.

    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees ("Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}investments in other open-end regulated investment companies are valued at net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



    The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







FEDERATED KAUFMANN FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                     COMMON STOCKS--87.9%
                     CONSUMER DISCRETIONARY--8.1%
         1,700       Bajaj Auto Ltd.                                                                                    $    111,458
         9,200     1 Bed Bath & Beyond, Inc.                                                                                 351,992
        46,600       Bharat Forge Ltd.                                                                                       364,987
        20,100     1 Central European Media Enterprises Ltd., Class A                                                      1,347,705
           400       Cheil Communications, Inc.                                                                               89,617
         3,600     1 Chipotle Mexican Grill, Inc.                                                                            178,812
        12,300     1 Clear Channel Outdoor Holdings, Inc., Class A                                                           250,920
        32,500     1 Clear Media Ltd.                                                                                         36,294
        21,800     1 Consorcio ARA SA                                                                                        107,057
        86,300       Debenhams PLC                                                                                           293,679
         4,200     1 Dick's Sporting Goods, Inc.                                                                             191,184
        13,100     1 Educate, Inc.                                                                                           104,669
         8,300     1 Kohl's Corp.                                                                                            538,836
        10,200     1 Lamar Advertising Co.                                                                                   544,782
         7,400     1 Lodgenet Entertainment                                                                                  139,712
         5,200     1 Maruti Udyog Ltd.                                                                                       110,284
        37,200     1 Next Media Ltd.                                                                                          20,294
        11,100       Orient-Express Hotel Ltd.                                                                               414,918
        47,433       PetSmart, Inc.                                                                                        1,316,266
        36,000 1,2,3 Piaggio & C. SpA                                                                                        133,754
         6,300       ServiceMaster Co.                                                                                        70,623
           400     1 Shutterfly, Inc.                                                                                          6,220
         7,600 1,2,3 Submarino SA                                                                                            269,192
        13,400     1 Syntax-Brillian Corp.                                                                                    63,114
         6,930       USS Co. Ltd.                                                                                            445,280
                        TOTAL                                                                                              7,501,649
                     CONSUMER STAPLES--2.3%
        14,700     1 Dean Foods Co.                                                                                          617,694
        47,150       Hindustan Lever Ltd.                                                                                    263,804
        25,900       Loews Corp.                                                                                             981,610
         4,700       Whole Foods Market, Inc.                                                                                279,321
                        TOTAL                                                                                              2,142,429
                     ENERGY--2.0%
        10,200     1 Complete Production Services, Inc.                                                                      201,348
        54,200     1 Dresser-Rand Group, Inc.                                                                              1,105,680
         3,300     1 Encore Aquisition Co.                                                                                    80,322
           900     1 Horizon Offshore, Inc.                                                                                   15,390
         1,200     1 McMoRan Exploration Co.                                                                                  21,288
        12,795       Reliance Industries Ltd.                                                                                326,025
         3,300       Woodside Petroleum Ltd.                                                                                  96,535
                        TOTAL                                                                                              1,846,588
                     FINANCIALS--18.7%
        28,760       3i Group                                                                                                503,756
        25,400       Advance America Cash Advance, Inc.                                                                      366,268
           700     1 Alleghany Corp.                                                                                         202,307
        16,900       Axis Capital Holdings Ltd.                                                                              586,261
        15,200       Brookfield Asset Management, Inc., Class A                                                              673,968
       124,100     1 CB Richard Ellis Services, Inc.                                                                       3,052,860
        10,100       Calamos Asset Management, Inc.                                                                          296,132
         5,700       Capital One Financial Corp.                                                                             448,362
        28,100       Housing Development Finance Corp. Ltd.                                                                  937,686
        49,300       ICICI Bank Ltd.                                                                                         748,813
         8,700       ICICI Bank Ltd., ADR                                                                                    267,177
        22,300       IPC Holdings Ltd.                                                                                       678,366
         8,300     1 James River Group, Inc.                                                                                 243,605
        11,000 1,2,3 KKR Private Equity Investors LP                                                                         233,750
         6,900       Korea Investment Holdings Co. Ltd.                                                                      298,605
        29,000     1 Labranche & Co. Inc.                                                                                    300,730
         1,300     1 Markel Corp.                                                                                            533,858
         3,100       Montpelier Re Holdings Ltd.                                                                              60,109
         5,200       Morgan Stanley                                                                                          379,132
        17,800     1 Move, Inc.                                                                                               87,398
        11,800     1 NETeller PLC                                                                                             78,433
        26,000       Nuveen Investments, Class A                                                                           1,331,980
         5,200       OptionsXpress Holdings, Inc.                                                                            144,976
         5,200     1 Penson Worldwide, Inc.                                                                                   93,340
        21,300     1 Philadelphia Consolidated Holding Corp.                                                                 847,314
        17,900     1 RHJ International                                                                                       334,797
         2,040       SFCG Co. Ltd.                                                                                           387,017
        20,900       SLM Corp.                                                                                             1,086,382
        95,700       Shinsei Bank Ltd.                                                                                       583,314
         5,200       St. Joe Co.                                                                                             285,324
         1,400       White Mountains Insurance Group, Inc.                                                                   695,744
        13,900       Willis Group Holdings Ltd.                                                                              528,200
        67,000 1,2,3 Yanlord Land Group Ltd.                                                                                  57,371
                        TOTAL                                                                                             17,353,335
                     HEALTH CARE--22.6%
         2,700     1 ATS Medical, Inc.                                                                                         6,372
        10,300     1 Abiomed, Inc.                                                                                           152,337
        19,800     1 Accelrys, Inc.                                                                                          124,542
           700     1 Adeza Biomedical Corp.                                                                                   11,487
         2,400     1 Align Technology, Inc.                                                                                   27,312
        24,200     1 Alkermes, Inc.                                                                                          383,570
        17,020       Allergan, Inc.                                                                                        1,916,622
         8,700     1 Alnylam Pharmaceuticals, Inc.                                                                           125,367
         5,000     1 Altus Pharmaceuticals, Inc.                                                                              79,850
         2,500     1 Amylin Pharmaceuticals, Inc.                                                                            110,175
        21,200     1 Anadys Pharmaceuticals, Inc.                                                                             61,480
         6,400     1 Anika Therapeutics, Inc.                                                                                 85,312
        11,900     1 Arena Pharmaceuticals, Inc.                                                                             142,562
         4,000     1 Arthrocare Corp.                                                                                        187,440
         5,400     1 Aspect Medical Systems, Inc.                                                                             92,178
        21,174     1 Auxilium Pharmaceutical, Inc.                                                                           214,281
         1,700       Aventis Pharma Ltd.                                                                                      58,933
        33,493     1 Avigen, Inc.                                                                                            173,159
        23,700     1 BioMarin Pharmaceutical, Inc.                                                                           337,251
        11,400     1 Bioenvision, Inc.                                                                                        62,814
         6,700     1 CV Therapeutics, Inc.                                                                                    74,638
           100     1 Cepheid, Inc.                                                                                               722
         4,200     1 Chindex International, Inc.                                                                              59,430
        40,800       Cipla Ltd.                                                                                              233,606
        24,250 1,2,3 Cipla Ltd., GDR                                                                                         138,953
        40,600     1 Conceptus, Inc.                                                                                         718,214
        41,400     1 Cubist Pharmaceuticals, Inc.                                                                            900,036
         1,500     1 Cypress Biosciences, Inc.                                                                                10,950
        46,500     1 Cytokinetics, Inc.                                                                                      298,995
        49,600     1 Cytyc Corp.                                                                                           1,214,208
         9,700     1 DOV Pharmaceutical, Inc.                                                                                  8,730
         5,600     1 Digene Corp.                                                                                            241,640
         5,300     1 Durect Corp.                                                                                             21,730
        61,100     1 Dyax Corp.                                                                                              203,463
        55,500     1 Dynavax Technologies Corp.                                                                              239,205
        31,200     1 Endo Pharmaceuticals Holdings, Inc.                                                                   1,015,560
        72,000     1 Endologix, Inc.                                                                                         288,720
        13,815     1 Favrille, Inc.                                                                                           60,095
         4,658     1 Favrille, Inc., Warrants 3/11/2007                                                                       11,629
           900     1 Foxhollow Technologies, Inc.                                                                             30,771
        21,000     1 GTX, Inc.                                                                                               194,040
         5,100       GlaxoSmithKline PLC, ADR                                                                                271,473
         3,200       GlaxoSmithkline Pharmaceuticals Ltd.                                                                     85,743
        27,732     1 Illumina, Inc.                                                                                          916,265
         9,600     1 Immunicon Corp.                                                                                          42,048
        23,900     1 Incyte Genomics, Inc.                                                                                   101,097
        91,900     1 Isis Pharmaceuticals, Inc.                                                                              659,842
         4,000     1 Jerini AG                                                                                                19,579
         7,800     1 Kos Pharmaceuticals, Inc.                                                                               385,476
        27,600     1 Kosan Biosciences, Inc.                                                                                 133,308
        10,700     1 Kyphon, Inc.                                                                                            400,394
         7,600     1 Labopharm, Inc.                                                                                          43,092
        17,500     1 Medarex, Inc.                                                                                           187,950
        17,900     1 Medicines Co.                                                                                           403,824
           800       Meridian Bioscience, Inc.                                                                                18,808
        28,600     1 Metabasis Therapeutics, Inc.                                                                            160,732
         2,500     1 Mindray Medical International Ltd., ADR                                                                  41,725
        12,200     1 Momenta Pharmaceuticals, Inc.                                                                           164,944
       234,300     1 Monogram Biosciences, Inc.                                                                              358,479
         2,300     1 NMT Medical, Inc.                                                                                        35,535
        30,800     1 Nektar Therapeutics                                                                                     443,828
         8,100     1 Neurochem, Inc.                                                                                         150,093
        19,000     1 Neurocrine Biosciences, Inc.                                                                            204,250
         5,200     1 Neurometrix, Inc.                                                                                        98,852
         4,200     1 Nighthawk Radiology Holdings, Inc.                                                                       80,346
         9,500     1 Northfield Laboratories, Inc.                                                                           136,420
         3,300       Novartis AG, ADR                                                                                        192,852
        23,100     1 NxStage Medical, Inc.                                                                                   202,587
        10,200     1 OSI Pharmaceuticals, Inc.                                                                               382,806
         1,900     1 Patterson Cos., Inc.                                                                                     63,859
        28,600     1 Pharmacyclics, Inc.                                                                                     138,996
         5,000     1 Pharmion Corp.                                                                                          107,750
        16,000     1 Point Therapeutics, Inc.                                                                                 24,000
        12,700     1 Progenics Pharmaceuticals, Inc.                                                                         297,942
         3,800     1 Psychiatric Solutions, Inc.                                                                             129,542
         7,800     1 Regeneron Pharmaceuticals, Inc.                                                                         122,382
           900     1 ResMed, Inc.                                                                                             36,225
         1,400     1 Rita Medical Systems, Inc.                                                                                4,410
           900     1 Sangamo BioSciences, Inc.                                                                                 5,004
         5,500     1 Sepracor, Inc.                                                                                          266,420
         5,000     1 Solexa, Inc.                                                                                             44,100
         7,300     1 Somaxon Pharmaceuticals, Inc.                                                                            89,863
        10,100     1 Sonus Pharmaceuticals, Inc.                                                                              47,369
        10,300     1 Staar Surgical Co.                                                                                       77,456
         6,300     1 Stereotaxis, Inc.                                                                                        65,205
         2,576       Sun Pharmaceutical Industries Ltd.                                                                       52,277
        11,500     1 Systems Xcellence, Inc.                                                                                 188,945
         5,300     1 Telik, Inc.                                                                                              94,287
         1,100       Teva Pharmaceutical Industries Ltd., ADR                                                                 37,499
         1,200     1 Theravance, Inc.                                                                                         32,448
        18,400     1 Threshold Pharmaceuticals, Inc., Class THL                                                               47,288
        19,449     1 United Surgical Partners International, Inc.                                                            482,919
         7,100       UnitedHealth Group, Inc.                                                                                349,320
         3,900     1 VCA Antech, Inc.                                                                                        140,634
        20,200     1 Vical, Inc.                                                                                             102,010
        97,200     1 Warner Chilcott Ltd., Class A                                                                         1,292,760
         2,300     1 WebMD Health Corp., Class A                                                                              78,982
                        TOTAL                                                                                             21,060,619
                     INDUSTRIALS--12.4%
         6,500       Asea Brown Boveri Ltd.                                                                                  412,999
        13,100       Bharat Heavy Electricals Ltd.                                                                           684,024
         1,900       C.H. Robinson Worldwide, Inc.                                                                            84,702
           849     1 Chart Industries, Inc.                                                                                   10,451
        12,400     1 CoStar Group, Inc.                                                                                      512,368
        13,400       Con-way, Inc.                                                                                           600,588
         7,700     1 Copart, Inc.                                                                                            217,063
         8,100       DRS Technologies, Inc.                                                                                  353,727
        10,100     1 Dyncorp International, Inc., Class A                                                                    127,159
        15,400       Expeditors International Washington, Inc.                                                               686,532
        10,300       FedEx Corp.                                                                                           1,119,404
         2,200       Fluor Corp.                                                                                             169,158
        12,350       Forward Air Corp.                                                                                       408,661
         5,100     1 Houston Wire & Cable Co.                                                                                 95,880
        10,500     1 IHS, Inc., Class A                                                                                      336,840
         9,500     1 Innovative Solutions and Support, Inc.                                                                  138,035
        11,575     1 Interline Brands, Inc.                                                                                  285,671
         2,500     1 K&F Industries Holdings, Inc.                                                                            46,950
        14,525       Kuehne & Nagel International AG                                                                       1,004,768
        10,100       Landstar System, Inc.                                                                                   431,270
        16,500 1,2,3 Nagarjuna Construction Co. Ltd., GDR                                                                    111,375
        12,900     1 NuCo2, Inc.                                                                                             347,010
        46,600       Rinker Group Ltd.                                                                                       482,760
         8,700     1 Ryanair Holdings PLC, ADR                                                                               550,623
        12,200       Ryder System, Inc.                                                                                      630,496
        10,100       Simpson Manufacturing Co., Inc.                                                                         273,003
        15,000       TNT NV                                                                                                  568,911
        10,300     1 TransDigm Group, Inc.                                                                                   251,526
         8,300       United Parcel Service, Inc.                                                                             597,102
           400       Ushio Inc.                                                                                                8,618
                        TOTAL                                                                                             11,547,674
                     INFORMATION TECHNOLOGY--16.1%
        10,400     1 Access Integrated Technology, Inc., Class A                                                              98,488
        10,400     1 Actions Semiconductor Co. Ltd., ADR                                                                      88,400
         1,400     1 Agere Systems, Inc.                                                                                      20,902
         6,100     1 Amdocs Ltd.                                                                                             241,560
        15,700     1 Anadigics, Inc.                                                                                         112,412
        20,000     1 Autodesk, Inc.                                                                                          695,600
         8,400     1 Blackboard Inc.                                                                                         222,600
        21,800     1 CSR PLC                                                                                                 344,089
         5,200     1 Cirrus Logic, Inc.                                                                                       37,908
         4,200     1 Cognos, Inc.                                                                                            153,300
        24,200     1 Comverse Technology, Inc.                                                                               518,848
         4,000     1 DST Systems, Inc.                                                                                       246,680
        11,900     1 Eagle Test Systems, Inc.                                                                                196,588
        10,600     1 Entegris, Inc.                                                                                          115,646
         7,500     1 Filenet Corp.                                                                                           261,225
        25,600     1 Himax Technologies, Inc., ADR                                                                           146,176
        21,700     1 Hyperion Solutions Corp.                                                                                748,216
        12,700     1 Infocrossing, Inc.                                                                                      170,307
         4,000     1 Iron Mountain, Inc.                                                                                     171,760
         8,900     1 Jupitermedia Corp.                                                                                       77,074
        19,800     1 Komag, Inc.                                                                                             632,808
         6,600     1 LeCroy Corp.                                                                                             90,948
        52,300     1 MEMC Electronic Materials, Inc.                                                                       1,915,749
        47,700     1 Magma Design Automation                                                                                 434,070
        21,300     1 Mastercard, Inc.                                                                                      1,498,455
        26,100     1 Microsemi Corp.                                                                                         491,985
         3,900     1 NAVTEQ Corp.                                                                                            101,829
        26,400     1 NIC, Inc.                                                                                               135,960
        49,800     1 ON Semiconductor Corp.                                                                                  292,824
        18,400     1 Online Resources Corp.                                                                                  225,400
        13,300     1 PowerDsine Ltd.                                                                                         126,483
        30,300     1 Qimonda AG, ADR                                                                                         515,100
        17,400     1 Quest Software, Inc.                                                                                    248,472
        16,800     1 S1 Corp.                                                                                                 77,448
         2,500       SAP AG                                                                                                  495,808
         4,200     1 SI International, Inc.                                                                                  134,316
        21,200     1 Seagate Technology Holdings                                                                             489,508
        25,300     1 Silicon Image, Inc.                                                                                     321,816
        36,600     1 Spansion, Inc.                                                                                          610,122
         7,300     1 Supertex, Inc.                                                                                          283,751
        15,600     1 TNS, Inc.                                                                                               234,936
         5,400     1 Ultratech, Inc.                                                                                          71,928
        18,000     1 ValueClick, Inc.                                                                                        333,720
         5,300     1 Xyratex Ltd.                                                                                            101,018
         5,100     1 eBay, Inc.                                                                                              144,636
        17,500     1 eCollege.com                                                                                            279,825
                        TOTAL                                                                                             14,956,694
                     MATERIALS--1.7%
         6,200       Associated Cement Cos. Ltd.                                                                             134,868
        19,400       Cemex S.A. de C.V., ADR                                                                                 583,553
       222,000       China Metal International Ho                                                                             78,363
         2,200     1 Frutarom                                                                                                 15,913
         7,800       Frutarom, GDR                                                                                            56,421
       200,100     1 Lee & Man Paper Manufacturing Ltd.                                                                      374,996
       202,200     1 Nine Dragons Paper Holdings Ltd.                                                                        229,435
         2,500       Schnitzer Steel Industries, Inc., Class A                                                                78,850
                        TOTAL                                                                                              1,552,399
                     TELECOMMUNICATION SERVICES--2.6%
       116,250     1 Bharti Airtel Ltd.                                                                                    1,186,294
         4,200       Consolidated Communications Holdings, Inc.                                                               78,582
         8,159     1 NTELOS Holdings Corp.                                                                                   104,190
           100       PT Telekomunikasi Indonesia, Class CS, ADR                                                                3,616
       179,550       Singapore Telecom Ltd.                                                                                  275,839
         8,000     1 Syniverse Holdings, Inc.                                                                                120,000
        36,300     1 Time Warner Telecom, Inc.                                                                               690,063
                        TOTAL                                                                                              2,458,584
                     UTILITIES--1.4%
         1,900       Consolidated Water Co.                                                                                   46,683
        10,400       Dominion Resources, Inc.                                                                                795,496
         1,100     1 NRG Energy, Inc.                                                                                         49,830
       150,300       NTPC Ltd.                                                                                               425,455
                        TOTAL                                                                                              1,317,464
                        TOTAL COMMON STOCKS (IDENTIFIED COST $67,190,609)                                                 81,737,435
                     CORPORATE BONDS--0.4%
                     INFORMATION TECHNOLOGY--0.4%
  $    267,000       BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025 (IDENTIFIED COST $352,785)                             371,277
                     PREFERRED STOCKS--0.7%
                     FINANCIALS--0.7%
         1,800       Alleghany Corp., Conv. Pfd.                                                                             511,416
         2,400       Merrill Lynch & Co., Inc., Conv. Pfd., Series JNC, $2.30, Annual Dividend                               107,894
                        TOTAL                                                                                                619,310
                     INFORMATION TECHNOLOGY--0.0%
           200       Marchex, Inc., Conv. Pfd., $11.88, Annual Dividend                                                       42,203
                        TOTAL PREFERRED STOCKS (IDENTIFIED COST $594,884)                                                    661,513
                     REPURCHASE AGREEMENTS--10.8%
  $ 10,021,000       Interest in $3,200,000,000 joint repurchase agreement 5.400%, dated 9/29/2006, under which           10,021,000
                     Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/20/2016 for $3,201,440,000 on 10/2/2006. The market value of the underlying securities at the end of the period was $3,264,000,579.
        21,000       Interest in $2,000,000,000 joint repurchase agreement 5.400%, dated 9/29/2006, under which Bear          21,000
                     Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $2,000,900,000 on 10/2/2006. The market value of the underlying securities at the end of the period was $2,060,003,092.
                        TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             10,042,000
                        TOTAL INVESTMENTS - 99.8%                                                                         92,812,225
                        (IDENTIFIED COST $78,180,278)4
                        OTHER ASSETS AND LIABILITIES - NET - 0.2%                                                            163,152
                        TOTAL NET ASSETS - 100%                                                                         $ 92,975,377

1    Non-income producing security.

2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At September 30, 2006, these restricted securities amounted to $944,395, which represented 1.0% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2006, these liquid restricted securities amounted to $944,395, which represented 1.0% of total net assets.

4 At September 30, 2006, the cost of investments for federal tax purposes was $78,180,278. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $14,631,947. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,922,128 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,290,181.

Note:The categories of investments are shown as a percentage of total net assets at September 30, 2006.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt
 GDR --Global Depository Receipt






FEDERATED MID CAP GROWTH STRATEGIES FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

               COMMON STOCKS--99.4%
               CONSUMER DISCRETIONARY--14.7%
     5,900     Abercrombie & Fitch Co., Class A                                                                         $    409,932
    20,500   1 Amazon.com, Inc.                                                                                              658,460
    11,100     Choice Hotels International, Inc.                                                                             453,990
    13,900   1 Coach, Inc.                                                                                                   478,160
    10,900   1 GameStop Corp.                                                                                                504,452
     7,700   1 Gymboree Corp.                                                                                                324,786
     7,500   1 MGM Mirage                                                                                                    296,175
    13,300     McDonald's Corp.                                                                                              520,296
    12,400     Mens Wearhouse, Inc.                                                                                          461,404
    16,100   1 NetFlix, Inc.                                                                                                 366,758
     5,800     Nordstrom, Inc.                                                                                               245,340
    13,400   1 Payless ShoeSource, Inc.                                                                                      333,660
     4,500     Penney (J.C.) Co., Inc.                                                                                       307,755
     7,700     Polo Ralph Lauren Corp., Class A                                                                              498,113
    10,800     Snap-On, Inc.                                                                                                 481,140
    14,100     TJX Cos., Inc.                                                                                                395,223
     4,400     Wendy's International, Inc.                                                                                   294,800
                  TOTAL                                                                                                    7,030,444
               CONSUMER STAPLES--4.0%
     7,800     Alberto-Culver Co., Class B                                                                                   394,602
     6,800     Brown-Forman Corp., Class B                                                                                   521,220
     5,200     Bunge Ltd.                                                                                                    301,340
    11,000     Reynolds American, Inc.                                                                                       681,670
                  TOTAL                                                                                                    1,898,832
               ENERGY--6.4%
     8,900     CONSOL Energy, Inc.                                                                                           282,397
     6,300     Cameco Corp.                                                                                                  230,391
    19,100     Chesapeake Energy Corp.                                                                                       553,518
     7,300   1 FMC Technologies, Inc.                                                                                        392,010
     7,000   1 Grant Prideco, Inc.                                                                                           266,210
     8,500     Helmerich & Payne, Inc.                                                                                       195,755
     3,800     Noble Corp.                                                                                                   243,884
     8,500   1 Southwestern Energy Co.                                                                                       253,895
     6,200     Tesoro Petroleum Corp.                                                                                        359,476
     5,700     Tidewater, Inc.                                                                                               251,883
                  TOTAL                                                                                                    3,029,419
               FINANCIALS--14.2%
     8,500     Ace Ltd.                                                                                                      465,205
     5,100   1 Affiliated Managers Group                                                                                     510,561
     5,700   1 Arch Capital Group Ltd.                                                                                       361,893
     2,900     Bear Stearns & Co., Inc.                                                                                      406,290
    22,900   1 CB Richard Ellis Services, Inc.                                                                               563,340
     6,700     CIT Group, Inc.                                                                                               325,821
    10,100     Chubb Corp.                                                                                                   524,796
    13,100     Commerce Bancorp, Inc.                                                                                        480,901
    14,800   1 E*Trade Group, Inc.                                                                                           354,016
    11,000     HCC Insurance Holdings, Inc.                                                                                  361,680
     2,593     Host Marriott Corp.                                                                                            59,457
     9,477     International Securities Exchange Holdings, Inc.                                                              444,377
     3,000     Kilroy Realty Corp.                                                                                           226,020
     8,200     Nationwide Financial Services, Inc., Class A                                                                  394,420
     7,300     RenaissanceRe Holdings Ltd.                                                                                   405,880
     5,800     State Street Corp.                                                                                            361,920
    11,600     T. Rowe Price Group, Inc.                                                                                     555,060
                  TOTAL                                                                                                    6,801,637
               HEALTH CARE--18.1%
     2,500     Allergan, Inc.                                                                                                281,525
    13,300     AmerisourceBergen Corp.                                                                                       601,160
     9,500   1 Celgene Corp.                                                                                                 411,350
    10,300   1 Cephalon, Inc.                                                                                                636,025
     6,500   1 Covance, Inc.                                                                                                 431,470
     7,000   1 Coventry Health Care, Inc.                                                                                    360,640
     8,300   1 DaVita, Inc.                                                                                                  480,321
    11,600   1 Endo Pharmaceuticals Holdings, Inc.                                                                           377,580
     5,800   1 Express Scripts, Inc., Class A                                                                                437,842
    13,300   1 Forest Laboratories, Inc., Class A                                                                            673,113
     8,200   1 Henry Schein, Inc.                                                                                            411,148
     8,800   1 Humana, Inc.                                                                                                  581,592
    11,400     McKesson HBOC, Inc.                                                                                           601,008
     5,600   1 Medco Health Solutions, Inc.                                                                                  336,616
    16,800   1 Medimmune, Inc.                                                                                               490,728
     5,500   1 Sepracor, Inc.                                                                                                266,420
     9,900     Shire PLC, ADR                                                                                                488,961
    10,300   1 St. Jude Medical, Inc.                                                                                        363,487
    13,900   1 Sunrise Senior Living, Inc.                                                                                   415,193
                  TOTAL                                                                                                    8,646,179
               INDUSTRIALS--15.8%
     3,900   1 Alliant Techsystems, Inc.                                                                                     316,134
     1,300     Belden CDT, Inc.                                                                                               49,699
     7,900     CSX Corp.                                                                                                     259,357
     4,600     Corporate Executive Board Co.                                                                                 413,586
     6,400     Eaton Corp.                                                                                                   440,640
    10,600     Equifax, Inc.                                                                                                 389,126
     8,700     Expeditors International Washington, Inc.                                                                     387,846
     4,300     Fluor Corp.                                                                                                   330,627
     9,700     GATX Corp.                                                                                                    401,289
    12,900   1 General Cable Corp.                                                                                           492,909
     3,800   1 Jacobs Engineering Group, Inc.                                                                                283,974
     4,325     Joy Global, Inc.                                                                                              162,663
     6,700   1 Monster Worldwide, Inc.                                                                                       242,473
     9,900     Norfolk Southern Corp.                                                                                        436,095
     8,000     Northrop Grumman Corp.                                                                                        544,560
     7,400     Precision Castparts Corp.                                                                                     467,384
     6,400     Rockwell Automation, Inc.                                                                                     371,840
     3,800     Textron Inc.                                                                                                  332,500
     6,700   1 URS Corp.                                                                                                     260,563
    13,600     UTI Worldwide, Inc.                                                                                           380,392
    10,000   1 WESCO International, Inc.                                                                                     580,300
                  TOTAL                                                                                                    7,543,957
               INFORMATION TECHNOLOGY--18.6%
    51,400     ARM Holdings PLC, ADR                                                                                         337,184
     9,712   1 Adobe Systems, Inc.                                                                                           363,714
    16,000   1 Advanced Micro Devices, Inc.                                                                                  397,600
     9,400   1 Ansys, Inc.                                                                                                   415,292
     5,400   1 Autodesk, Inc.                                                                                                187,812
    37,100   1 Cadence Design Systems, Inc.                                                                                  629,216
    18,400   1 Ceridian Corp.                                                                                                411,424
    14,500   1 Citrix Systems, Inc.                                                                                          525,045
     7,300   1 Cognizant Technology Solutions Corp.                                                                          540,638
    24,900   1 CommScope, Inc.                                                                                               818,214
    14,200   1 Commvault Systems, Inc.                                                                                       255,600
     9,500   1 Electronic Arts, Inc.                                                                                         528,960
    12,407   1 Endwave Corp.                                                                                                 149,877
     8,100     Global Payments, Inc.                                                                                         356,481
    10,300     Harris Corp.                                                                                                  458,247
    31,300     Infineon Technologies AG, ADR                                                                                 370,279
    12,500     Jabil Circuit, Inc.                                                                                           357,125
     8,900   1 MEMC Electronic Materials, Inc.                                                                               326,007
    19,800   1 Marvell Technology Group Ltd.                                                                                 383,526
    20,500   1 Redback Networks, Inc.                                                                                        284,540
    65,100   1 Sun Microsystems, Inc.                                                                                        323,547
    19,900   1 aQuantive, Inc.                                                                                               470,038
                  TOTAL                                                                                                    8,890,366
               MATERIALS--2.6%
    16,700     Agrium, Inc.                                                                                                  450,733
     2,900     Martin Marietta Materials                                                                                     245,398
     5,900   1 Oregon Steel Mills, Inc.                                                                                      288,333
     4,200     United States Steel Corp.                                                                                     242,256
                  TOTAL                                                                                                    1,226,720
               TELECOMMUNICATION SERVICES--4.2%
    16,200   1 American Tower Systems Corp.                                                                                  591,300
    13,400   1 Crown Castle International Corp.                                                                              472,216
    15,300   1 NII Holdings, Inc.                                                                                            951,048
                  TOTAL                                                                                                    2,014,564
               UTILITIES--0.8%
    19,000   1 AES Corp.                                                                                                     387,410
                  TOTAL COMMON STOCKS (IDENTIFIED COST $40,526,389)                                                       47,469,528
               REPURCHASE AGREEMENT-0.0%
  $ 18,000     Interest in $2,000,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which                       18,000
               Bear Stearns and Co., Inc., will repurchase U.S. Government Agency securities with various maturities to 7/25/2036 for $2,000,900,000 on 10/2/2006.  The market value of the underlying securities at the end of the period was $2,060,003,092. (AT COST)
                  TOTAL INVESTMENTS-99.4%                                                                                 47,487,528
                  (IDENTIFIED COST $40,544,389)2
                  OTHER ASSETS AND LIABILITIES -NET -0.6%                                                                    273,675
                  TOTAL NET ASSETS -100%                                                                                $ 47,761,203

1    Non-income producing security.

2 At September 30, 2006, the cost of investments for federal tax purposes was $40,544,389. The net unrealized appreciation of investments for federal tax purposes was $6,943,139.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,856,872 and net unrealized depreciation from investments for those securities having an excess of cost over value of $913,733.



Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







FEDERATED MARKET OPPORTUNITY FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
               COMMON STOCKS--16.7%
               CONSUMER STAPLES--0.1%
          125  Lawson, Inc.                                                                                              $     4,392
               ENERGY--4.3%
        1,700  Patterson-UTI Energy, Inc.                                                                                     40,392
          600  Pioneer Natural Resources, Inc.                                                                                23,472
        1,900  Pogo Producing Co.                                                                                             77,805
          600  Sasol Ltd., ADR                                                                                                19,734
                  TOTAL                                                                                                      161,403
               FINANCIALS--1.2%
        1,000  Takefuji Corp.                                                                                                 45,884
               HEALTH CARE--1.5%
          600  Sanofi-Aventis                                                                                                 53,410
          100  Taisho Pharmaceutical Co.                                                                                       1,917
                  TOTAL                                                                                                       55,327
               MATERIALS--9.5%
        2,825  Anglogold Ltd., ADR                                                                                           106,616
          700  Barrick Gold Corp.                                                                                             21,504
        5,300  Gold Fields Ltd., ADR                                                                                          94,552
          400  Goldcorp, Inc., Class A                                                                                         9,440
        1,300  Newcrest Mining Ltd.                                                                                           21,800
        2,400  Newmont Mining Corp.                                                                                          102,600
                  TOTAL                                                                                                      356,512
               TELECOMMUNICATION SERVICES--0.1%
            1  NTT DoCoMo, Inc.                                                                                                1,541
            5  Swisscom AG                                                                                                     1,664
                  TOTAL                                                                                                        3,205
                  TOTAL COMMON STOCKS (IDENTIFIED COST $656,068)                                                             626,723
               REPURCHASE AGREEMENTS-85.1%
  $   600,000  Interest in $2,000,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which ABN AMRO Bank        600,000
               NV, New York will repurchase U.S. Government Agency securities with various maturities to 8/1/2036 for
               $2,000,900,000 on 10/2/2006. The market value of the underlying securities at the end of the period was $2,042,299,119.
      600,000  Interest in $1,175,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Bank of              600,000
               America N.A. will repurchase U.S. Government Agency securities with various maturities to 5/1/2036 for
               $1,175,528,750 on 10/2/2006. The market value of the underlying securities at the end of the period was $1,199,039,326.
      795,000  Interest in $3,200,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Barclays             795,000
               Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/20/2016 for $3,201,440,000 on 10/2/2006. The market value of the underlying securities at the end of the period was $3,264,000,579.
      600,000  Interest in $615,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which BNP Paribas            600,000
               Securities Corp. will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/1/2036 for $615,276,750 on 10/2/2006. The market value of the underlying securities at the end of the period was $627,300,981.
      600,000  Interest in $1,615,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Deutsche Bank        600,000
               Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to
               10/1/2036 for $1,615,726,750 on 10/2/2006. The market value of the underlying securities at the end of the period was $1,651,300,377.
                  TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                    3,195,000
                  TOTAL INVESTMENTS --- 101.8%                                                                             3,821,723
                  (IDENTIFIED COST $3,851,068)1
                  OTHER ASSETS AND LIABILITIES --- NET --- (1.8)%                                                           (68,295)
                  TOTAL NET ASSETS --- 100%                                                                              $ 3,753,428

1 At September 30, 2006, the cost of investments for federal tax purposes was $3,851,068. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $29,345. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,515 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,860.

    Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
   {circle}investments in other open-end regulated investment companies are valued at net asset value; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


The following acronym is used throughout this portfolio:

ADR   --American Depository Receipt







FEDERATED PRIME MONEY FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  ASSET-BACKED SECURITIES--2.1%
                  FINANCE - AUTOMOTIVE--1.1%
  $   822,286 1,2 Ford Credit Auto Owner Trust 2006-B, Class A1, 5.404%, 9/15/2007                                      $    822,286
                  FINANCE - EQUIPMENT--1.0%
      372,270     CIT Equipment Collateral 2006-VT1, Class A1, 4.989%, 3/20/2007                                             372,270
      377,390     John Deere Owner Trust 2006-A, Class A1, 5.364%, 7/13/2007                                                 377,390
                     TOTAL                                                                                                   749,660
                     TOTAL ASSET-BACKED SECURITIES                                                                         1,571,946
                  CERTIFICATES OF DEPOSIT--8.6%
                  BANKING--8.6%
      500,000     Barclays Bank PLC, 5.420%, 5/24/2007                                                                       500,000
    2,500,000     Credit Suisse, Zurich, 4.920% - 5.250%, 11/20/2006 - 2/5/2007                                            2,500,000
    1,000,000     Deutsche Bank AG, 4.405%, 10/4/2006                                                                      1,000,000
    1,000,000     First Tennessee Bank, N.A., 5.310%, 12/26/2006                                                           1,000,000
    1,000,000     Huntington National Bank, Columbus, OH, 5.450%, 12/4/2006                                                1,000,000
      500,000     Wells Fargo Bank, N.A., 4.840%, 1/30/2007                                                                  499,968
                     TOTAL CERTIFICATES OF DEPOSIT                                                                         6,499,968
                  COLLATERALIZED LOAN AGREEMENTS--18.7%
                  BANKING--2.7%
    2,000,000     Greenwich Capital Markets, Inc., 5.500%, 10/2/2006                                                       2,000,000
                  BROKERAGE--16.0%
    2,000,000     Bear Stearns & Co., Inc., 5.495%, 10/2/2006                                                              2,000,000
    3,000,000     Citigroup Global Markets, Inc., 5.475%, 10/2/2006                                                        3,000,000
    2,000,000     Goldman Sachs & Co., 5.445%, 10/2/2006                                                                   2,000,000
    2,000,000     Merrill Lynch & Co., Inc., 5.505%, 10/2/2006                                                             2,000,000
    3,000,000     Morgan Stanley & Co., Inc., 5.475%, 10/2/2006                                                            3,000,000
                     TOTAL                                                                                                12,000,000
                     TOTAL COLLATERALIZED LOAN AGREEMENTS                                                                 14,000,000
                  COMMERCIAL PAPER --24.1%3
                  AEROSPACE / AUTO--1.9%
      700,000 1,2 Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 5.330%, 10/20/2006                             696,994
      700,000 1,2 Volkswagen of America, Inc., (Volkswagen AG GTD), 5.330%, 10/20/2006                                       698,031
                     TOTAL                                                                                                 1,395,025
                  BANKING--6.6%
    2,000,000 1,2 Blue Spice LLC, (Deutsche Bank AG SWP), 5.280% - 5.290%, 10/23/2006 - 11/20/2006                         1,989,426
    1,000,000     Danske Corp., Inc., (Danske Bank A/S GTD), 4.984%, 4/10/2007                                               973,557
    2,000,000 1,2 KBC Financial Products International Ltd., (KBC Bank NV GTD), 5.100%, 11/20/2006                         1,985,833
                     TOTAL                                                                                                 4,948,816
                  CONSUMER PRODUCTS--0.5%
      400,000 1,2 Fortune Brands, Inc., 5.350%, 11/17/2006                                                                   397,206
                  FINANCE - AUTOMOTIVE--6.2%
      700,000     DaimlerChrysler North America Holding Corp., 5.380%, 12/20/2006                                            691,631
    1,000,000     DaimlerChrysler Revolving Auto Conduit LLC, A1+/P1 Series, 5.240%, 12/27/2006                              987,337
    3,000,000     FCAR Auto Loan Trust, A1+/P1 Series, 5.110% - 5.310%, 11/13/2006 - 2/15/2007                             2,954,916
                     TOTAL                                                                                                 4,633,884
                  FINANCE - COMMERCIAL--4.0%
    1,000,000     CIT Group, Inc., 5.050%, 10/16/2006                                                                        997,896
    2,000,000 1,2 Three Rivers Funding Corp., 5.280%, 10/16/2006                                                           1,995,600
                     TOTAL                                                                                                 2,993,496
                  FINANCE - RETAIL--2.0%
    1,500,000 1,2 Amsterdam Funding Corp., 5.285%, 2/9/2007                                                                1,471,153
                  FINANCE - SECURITIES--1.4%
    1,036,000 1,2 Scaldis Capital LLC, 5.265%, 2/9/2007                                                                    1,016,152
                  FOOD & BEVERAGE--0.9%
      700,000 1,2 H.J. Heinz Finance Co., (H.J. Heinz Co. LOC), 5.340%, 10/26/2006                                           697,404
                  INSURANCE--0.6%
      500,000 1,2 Aspen Funding Corp., 5.275%, 2/13/2007                                                                     490,109
                     TOTAL COMMERCIAL PAPER                                                                               18,043,245
                  CORPORATE BONDS--3.8%
                  BANKING--2.5%
    1,850,000     KeyCorp, 3.050%, 11/22/2006                                                                              1,843,594
                  FINANCE - RETAIL--1.3%
    1,000,000     Countrywide Financial Corp., 5.470%, 12/5/2006                                                           1,000,069
                     TOTAL CORPORATE BONDS                                                                                 2,843,663
                  CORPORATE NOTES--0.7%
                  FINANCE - SECURITIES--0.7%
      500,000 1,2 K2 (USA) LLC, (K2 Corp. GTD), 5.420%, 9/17/2007                                                            500,000
                  GOVERNMENT AGENCIES--0.7%
                  GOVERNMENT AGENCY--0.7%
      500,000     Federal Home Loan Mortgage Corp., 5.410%, 6/18/2007                                                        500,000
                  NOTES - VARIABLE -35.5%4
                  BANKING-26.8%
    3,250,000 1,2 Commonwealth Bank of Australia, Sydney, 5.330%, 10/24/2006                                               3,250,025
      500,000     Credit Suisse, Zurich, 5.477%, 10/16/2006                                                                  500,000
    1,000,000 1,2 DePfa Bank PLC, 5.430%, 12/15/2006                                                                       1,000,031
    1,000,000 1,2 HBOS Treasury Services PLC, 5.300%, 10/9/2006                                                            1,000,000
    3,715,000     Home City Ice Co. & H.C. Transport (Series 2000), (U.S. Bank, N.A. LOC), 5.320%, 10/5/2006               3,715,000
    2,000,000     Kansas City, MO, Tax Increment Financing Commission, President Hotel, (MBIA Insurance Corp., INS),       2,000,000
                  5.354%, 10/5/2006
    1,160,000     Lancaster, PA, IDA, Snavely's Mill, Inc. (Series 2003-B), (Fulton Bank LOC), 5.470%, 10/5/2006           1,160,000
    3,875,000     North Shore Business Development LLC (Series 2004), (Columbus Bank and Trust Co., GA LOC), 5.320%,       3,875,000
                  10/5/2006
    2,485,000     Prospects Aggregates, Inc. (Series 2004), (Fulton Bank LOC), 5.470%, 10/5/2006                           2,485,000
      125,000     Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.467%, 10/5/2006                 125,000
    1,000,000 1,2 Westpac Banking Corp. Ltd., Sydney, 5.300%, 10/16/2006                                                   1,000,000
                     TOTAL                                                                                                20,110,056
                  BROKERAGE--1.3%
    1,000,000     Merrill Lynch & Co., Inc., 5.310%, 10/24/2006                                                            1,000,000
                  FINANCE - RETAIL--1.3%
    1,000,000 1,2  SLM Corp., 5.330%, 10/12/2006                                                                           1,000,000
                  FINANCE - SECURITIES--2.7%
    1,000,000 1,2 Beta Finance, Inc., 5.399%, 11/22/2006                                                                   1,000,033
    1,000,000 1,2 K2 (USA) LLC, (K2 Corp. GTD), 5.325%, 10/2/2006                                                            999,911
                     TOTAL                                                                                                 1,999,944
                  INSURANCE--2.7%
    2,000,000 1,2 Pacific Life Global Funding, 5.380%, 10/4/2006                                                           2,000,119
                  MUNICIPAL--0.7%
      500,000     Florida Hurricane Catastrophe Fund Finance Corp., Series 2006-B, 5.340%, 10/16/2006                        500,000
                     TOTAL NOTES - VARIABLE                                                                               26,610,119
                  REPURCHASE AGREEMENTS--5.3%
    4,004,000     Interest in $2,000,000,000 joint repurchase agreement 5.400%, dated 9/29/2006 under which ING            4,004,000
                  Financial Markets LLC will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 9/25/2036 for $2,000,900,000 on 10/2/2006. The market value of the underlying securities at the end of the period was $2,060,004,189.
                     TOTAL INVESTMENTS - 99.5%                                                                            74,572,941
                     (AT AMORTIZED COST)5
                     OTHER ASSETS AND LIABILITIES - NET - 0.5%                                                               368,401
                     TOTAL NET ASSETS - 100%                                                                            $ 74,941,342

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At September 30, 2006, these restricted securities amounted to $24,010,313 which represented 32.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At September 30, 2006, these liquid restricted securities amounted to $24,010,313 which represented 32.0% of total net assets.

3    Discount rate at the time of purchase.

4    Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.



Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 GTD --Guaranteed
 IDA --Industrial Development Authority
 INS --Insured
 LOC --Letter of Credit
 SA  --Support Agreement
 SWP --Swap Agreement








FEDERATED QUALITY BOND FUND II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   CORPORATE BONDS--92.7%
                   BASIC INDUSTRY - CHEMICALS--0.7%
  $  2,220,000     Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                                       $   2,114,823
     1,300,000     Praxair, Inc., 3.95%, 6/1/2013                                                       1,205,983
                       TOTAL                                                                            3,320,806
                   BASIC INDUSTRY - METALS & MINING--3.2%
     2,360,000     Alcan, Inc., 5.00%, 6/1/2015                                                         2,262,126
     1,300,000     BHP Finance (USA), Inc., 4.80%, 4/15/2013                                            1,256,820
       930,000     BHP Finance (USA), Inc., 5.00%, 12/15/2010                                             924,763
     2,500,000     Barrick Gold Corp., 4.875%, 11/15/2014                                               2,383,164
     5,020,000 1,2 Codelco, Inc., 4.75%, 10/15/2014                                                     4,778,036
     1,250,000     Noranda, Inc., 6.00%, 10/15/2015                                                     1,254,419
     2,300,000     Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                                            2,342,599
                       TOTAL                                                                           15,201,927
                   BASIC INDUSTRY - PAPER--1.6%
     1,300,000     International Paper Co., 4.25%, 1/15/2009                                            1,273,965
     3,610,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                           3,924,731
       500,000     Westvaco Corp., 7.65%, 3/15/2027                                                       527,676
     2,000,000     Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                                           2,096,967
                       TOTAL                                                                            7,823,339
                   CAPITAL GOODS - AEROSPACE & DEFENSE--2.2%
     2,480,000 1,2 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                         2,420,774
     1,500,000     Boeing Co., Note, 5.125%, 2/15/2013                                                  1,497,060
       584,000     Raytheon Co., Note, 6.75%, 8/15/2007                                                   591,118
     4,200,000     Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013                                         4,219,203
     1,800,000     Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                     1,734,409
                       TOTAL                                                                           10,462,564
                   CAPITAL GOODS - BUILDING MATERIALS--0.3%
     1,430,000     CRH America, Inc., 5.30%, 10/15/2013                                                 1,386,131
                   CAPITAL GOODS - DIVERSIFIED MANUFACTURING--3.3%
     1,530,000     Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011                        1,690,719
     1,600,000     Emerson Electric Co., 4.50%, 5/1/2013                                                1,536,484
     1,200,000     Emerson Electric Co., Note, 5.00%, 10/15/2008                                        1,196,288
     3,500,000     General Electric Co., Note, 5.00%, 2/1/2013                                          3,462,421
     2,300,000 1,2 Hutchison Whampoa Ltd., 6.50%, 2/13/2013                                             2,407,918
     1,275,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                          1,338,364
     4,000,000     Tyco International Group, Company Guarantee, 6.375%, 10/15/2011                      4,189,657
                       TOTAL                                                                           15,821,851
                   CAPITAL GOODS - ENVIRONMENTAL--1.4%
     6,000,000     Waste Management, Inc., 7.375%, 8/1/2010                                             6,431,103
                   COMMUNICATIONS - MEDIA & CABLE--3.3%
     6,500,000     Comcast Corp., 7.125%, 6/15/2013                                                     7,004,377
       750,000     Comcast Corp., Company Guarantee, 6.50%, 1/15/2017                                     783,609
     5,250,000     Cox Communications, Inc., 7.125%, 10/1/2012                                          5,601,881
       850,000     Cox Communications, Inc., Note, 3.875%, 10/1/2008                                      824,208
     1,800,000     Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014                            1,741,541
                       TOTAL                                                                           15,955,616
                   COMMUNICATIONS - MEDIA NONCABLE--1.6%
     3,000,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                 3,218,131
     2,000,000     News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                               2,366,238
     2,000,000     Univision Communications, Inc., Sr. Note, 3.50%, 10/15/2007                          1,945,852
                       TOTAL                                                                            7,530,221
                   COMMUNICATIONS - TELECOM WIRELESS--1.7%
     2,090,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                   2,070,249
     1,900,000     Sprint Capital Corp., 6.375%, 5/1/2009                                               1,948,309
     2,000,000     Sprint Capital Corp., Company Guarantee, 6.125%, 11/15/2008                          2,032,321
     2,000,000     Sprint Capital Corp., Note, 8.375%, 3/15/2012                                        2,244,843
                       TOTAL                                                                            8,295,722
                   COMMUNICATIONS - TELECOM WIRELINES--3.5%
     2,000,000     Citizens Communications Co., 7.625%, 8/15/2008                                       2,070,000
     1,500,000     Deutsche Telekom International Finance BV, 5.25%, 7/22/2013                          1,462,175
     1,300,000     Embarq Corp., 6.738%, 6/1/2013                                                       1,339,322
     2,750,000 1,2 KT Corp., Note, 5.875%, 6/24/2014                                                    2,781,012
     2,000,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                  2,123,555
     4,200,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                         4,129,230
     3,000,000     Verizon Global Funding, Note, 4.00%, 1/15/2008                                       2,955,600
                       TOTAL                                                                           16,860,894
                   CONSUMER CYCLICAL - AUTOMOTIVE--3.9%
     1,500,000     DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013                       1,543,745
     8,150,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                 7,938,382
     3,050,000     DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008           2,978,716
     1,800,000 1,2 Harley Davidson, Inc., 3.625%, 12/15/2008                                            1,742,350
     1,000,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                     991,112
     2,840,000 1,2 Nissan Motor Acceptance Corp., 4.625%, 3/8/2010                                      2,762,433
       540,000 1,2 Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011                     541,141
                       TOTAL                                                                           18,497,879
                   CONSUMER CYCLICAL - ENTERTAINMENT--0.9%
       250,000     International Speedway Corp., 4.20%, 4/15/2009                                         242,947
     1,250,000     International Speedway Corp., 5.40%, 4/15/2014                                       1,216,411
     2,740,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                              2,789,949
                       TOTAL                                                                            4,249,307
                   CONSUMER CYCLICAL - RETAILERS--1.9%
     2,084,131 1,2 CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                        1,988,251
     1,560,000     Home Depot, Inc., 5.40%, 3/1/2016                                                    1,551,990
     1,600,000     Target Corp., 5.875%, 3/1/2012                                                       1,651,619
       295,000     Target Corp., Unsecd. Note, 7.50%, 8/15/2010                                           319,483
     3,500,000     Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011                               3,373,240
                       TOTAL                                                                            8,884,583
                   CONSUMER CYCLICAL - SERVICES--0.1%
       250,000     Boston University, 7.625%, 7/15/2097                                                   291,585
                   CONSUMER NON-CYCLICAL - FOOD/BEVERAGE--0.8%
     1,760,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                            1,778,087
     2,195,000 1,2 SABMiller PLC, Note, 6.20%, 7/1/2011                                                 2,262,622
                       TOTAL                                                                            4,040,709
                   CONSUMER NON-CYCLICAL - HEALTH CARE--1.7%
     3,000,000     Anthem, Inc., 6.80%, 8/1/2012                                                        3,200,748
     1,380,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                   1,343,044
     2,320,000     Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015                                       2,271,462
     1,310,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                             1,242,782
                       TOTAL                                                                            8,058,036
                   CONSUMER NON-CYCLICAL - PHARMACEUTICALS--2.8%
     1,470,000     Abbott Laboratories, 5.375%, 5/15/2009                                               1,484,207
     2,500,000     Genentech, Inc., Note, 4.40%, 7/15/2010                                              2,441,492
     6,000,000     Pfizer, Inc., 4.50%, 2/15/2014                                                       5,813,228
       990,000     Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018                                          1,091,325
     2,700,000     Wyeth, Unsecd. Note, 5.50%, 2/1/2014                                                 2,709,484
                       TOTAL                                                                           13,539,736
                   CONSUMER NON-CYCLICAL - SUPERMARKETS--0.4%
     1,950,000     Kroger Co., 7.25%, 6/1/2009                                                          2,038,321
                   CONSUMER NON-CYCLICAL - TOBACCO--0.4%
       750,000     Altria Group, Inc., 5.625%, 11/4/2008                                                  754,821
     1,000,000     Altria Group, Inc., Note, 7.00%, 11/4/2013                                           1,094,280
                       TOTAL                                                                            1,849,101
                   ENERGY - INDEPENDENT--2.4%
     1,000,000     Anadarko Petroleum Corp., 5.95%, 9/15/2016                                           1,013,835
       500,000     Apache Finance Pty Ltd., Sr. Note, 7.00%, 3/15/2009                                    519,919
     3,280,000     Canadian Natural Resources Ltd., 4.90%, 12/1/2014                                    3,116,885
     1,200,000 1,2 EOG Co. of Canada, Company Guarantee, Series 144A, 7.00%, 12/1/2011                  1,286,354
     2,500,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                  2,801,250
     1,881,000 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                  1,806,502
       980,000 1,2 Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014                                    975,100
                       TOTAL                                                                           11,519,845
                   ENERGY - INTEGRATED--2.8%
     5,220,000     ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013                               5,296,698
     1,250,000     Husky Oil Ltd., Deb., 7.55%, 11/15/2016                                              1,413,282
     2,000,000     Petro-Canada, Note, 5.00%, 11/15/2014                                                1,922,635
     2,450,000 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                   2,473,551
     2,130,000 1,2 Statoil ASA, 5.125%, 4/30/2014                                                       2,095,158
                       TOTAL                                                                           13,201,324
                   ENERGY - REFINING--0.6%
     3,000,000     Valero Energy Corp., Note, 4.75%, 4/1/2014                                           2,839,476
                   FINANCIAL INSTITUTION - BANKING--19.7%
     1,600,000     Astoria Financial Corp., Note, 5.75%, 10/15/2012                                     1,610,737
     8,000,000     Bank of America Corp., Sr. Note, 5.375%, 6/15/2014                                   8,036,319
     3,000,000 1,2 Barclays Bank PLC, 5.926%, 12/31/2049                                                3,000,210
    11,000,000     Citigroup, Inc., Note, 5.125%, 2/14/2011                                            11,001,614
       675,000     City National Bank, Sub. Note, 6.375%, 1/15/2008                                       687,270
     1,974,000     Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015                                    2,036,294
     1,500,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                      1,610,710
     3,080,000     Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011                     3,112,218
     4,200,000     HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035                              4,216,420
     1,120,000     HSBC Finance Corp., 4.75%, 4/15/2010                                                 1,105,681
     3,660,000     HSBC Finance Corp., 5.00%, 6/30/2015                                                 3,543,750
     1,900,000     Household Finance Corp., 6.40%, 6/17/2008                                            1,939,145
     2,300,000     Hudson United Bancorp, 7.00%, 5/15/2012                                              2,473,121
     4,300,000     J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                4,213,076
     8,600,000     J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011                                  9,106,088
     4,450,000     Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010                        4,343,032
     1,150,000     Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011                                     1,157,976
     1,074,000     PNC Financial Services Group, Company Guarantee, 8.625%, 12/31/2026                  1,128,683
     2,660,000     PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                       2,834,526
     1,740,000     Popular North America, Inc., 5.65%, 4/15/2009                                        1,747,572
     3,620,000 1,2 Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                   3,541,460
     1,160,000     State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016                         1,158,239
     4,000,000     U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014                                        3,919,292
     2,500,000     Wachovia Bank N.A., 4.80%, 11/1/2014                                                 2,401,365
     1,600,000     Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                      1,543,150
     2,900,000     Washington Mutual Bank, 5.125%, 1/15/2015                                            2,809,580
     2,000,000     Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011                                 2,122,284
     5,300,000     Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011                                   5,559,429
     2,310,000     Zions Bancorp, Sub. Note, 5.50%, 11/16/2015                                          2,283,996
                       TOTAL                                                                           94,243,237
                   FINANCIAL INSTITUTION - BROKERAGE--8.3%
     4,530,000     Amvescap PLC, Note, 4.50%, 12/15/2009                                                4,423,206
     3,400,000     Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009                             3,257,623
     1,750,000 1,2 FMR Corp., 4.75%, 3/1/2013                                                           1,689,925
     3,000,000 1,2 FMR Corp., Bond, 7.57%, 6/15/2029                                                    3,633,011
     1,000,000     Franklin Resources, Inc., 3.70%, 4/15/2008                                             978,320
     3,500,000     Goldman Sachs Group, Inc., 3.875%, 1/15/2009                                         3,409,364
     4,500,000     Goldman Sachs Group, Inc., 6.60%, 1/15/2012                                          4,757,472
     1,500,000     Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009                       1,590,748
     2,750,000     Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010                                    2,999,891
     3,400,000     Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009                                   3,311,015
     3,000,000     Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009                              3,057,913
     4,200,000     Morgan Stanley Group, Inc., 5.30%, 3/1/2013                                          4,188,891
     1,000,000     Morgan Stanley, Note, 4.00%, 1/15/2010                                                 965,687
       690,000     Nuveen Investments, 5.00%, 9/15/2010                                                   678,068
       690,000     Nuveen Investments, 5.50%, 9/15/2015                                                   674,232
                       TOTAL                                                                           39,615,366
                   FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--6.5%
     4,000,000     American Express Co., 4.75%, 6/17/2009                                               3,971,325
     2,000,000     American General Finance Corp., 4.00%, 3/15/2011                                     1,898,202
     2,650,000     American International Group, Inc., Sr. Note, 4.70%, 10/1/2010                       2,608,660
     3,225,000     Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015                        3,134,842
     4,000,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                  4,123,775
     3,250,000     General Electric Capital Corp., 3.75%, 12/15/2009                                    3,127,225
     4,275,000     International Lease Finance Corp., 4.875%, 9/1/2010                                  4,219,249
     2,100,000     Residential Capital Corp., 6.00%, 2/22/2011                                          2,099,435
     4,520,000     SLM Corp., Floating Rate Note, 5.895%, 12/15/2014                                    4,276,413
     1,500,000     SLM Corp., Note, 4.00%, 1/15/2010                                                    1,447,004
                       TOTAL                                                                           30,906,130
                   FINANCIAL INSTITUTION - INSURANCE - HEALTH--0.1%
       555,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                  565,410
                   FINANCIAL INSTITUTION - INSURANCE - LIFE--0.4%
     1,800,000     AXA Financial, Inc., Note, 6.50%, 4/1/2008                                           1,831,846
       250,000 1,2 Union Central Life Insurance Co., Note, 8.20%, 11/1/2026                               276,306
                       TOTAL                                                                            2,108,152
                   FINANCIAL INSTITUTION - INSURANCE - P&C--1.8%
       850,000     CNA Financial Corp., Note, 6.00%, 8/15/2011                                            862,806
     1,180,000     Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016                              1,209,865
     2,700,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                           2,650,445
       250,000     MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028                                      269,857
       370,000     The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                  368,401
       400,000     USF&G Corp., Company Guarantee, 8.47%, 1/10/2027                                       419,784
     2,750,000 1,2 ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065                            2,745,710
                       TOTAL                                                                            8,526,868
                   FINANCIAL INSTITUTION - REITS--2.9%
       750,000     Archstone-Smith Trust, 5.00%, 8/15/2007                                                747,157
     3,500,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                             3,524,845
     1,860,000     Health Care Property Investors, Inc., 5.95%, 9/15/2011                               1,870,862
     1,570,000     Prologis, Note, 5.25%, 11/15/2010                                                    1,562,010
     1,250,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                  1,247,669
     2,470,000     Simon Property Group, Inc., 6.35%, 8/28/2012                                         2,582,997
     2,000,000     Simon Property Group, Inc., 6.375%, 11/15/2007                                       2,021,105
       110,000     Simon Property Group, Inc., Note, 5.60%, 9/1/2011                                      110,874
                       TOTAL                                                                           13,667,519
                   FOREIGN-LOCAL-GOVERNMENT--1.2%
     5,500,000     Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                                             5,720,332
                   MUNICIPAL SERVICES--0.6%
       895,000 1,2 Army Hawaii Family Housing, 5.524%, 6/15/2050                                          878,353
     1,850,000 1,2 Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050                             1,834,386
                       TOTAL                                                                            2,712,739
                   SOVEREIGN--0.1%
       500,000     Sweden, Government of, Deb., 10.25%, 11/1/2015                                         578,874
                   TECHNOLOGY--1.7%
     2,535,000     Cisco Systems, Inc., Note, 5.25%, 2/22/2011                                          2,549,177
     1,510,000     Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011                           1,517,941
     3,890,000     Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011                          3,857,401
                       TOTAL                                                                            7,924,519
                   TRANSPORTATION - AIRLINES--1.0%
     4,484,000     Southwest Airlines Co., 6.50%, 3/1/2012                                              4,701,236
                   TRANSPORTATION - RAILROADS--1.0%
     2,020,000     Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015                                1,953,070
       193,514     Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021                   218,827
       460,000     Norfolk Southern Corp., Note, 6.75%, 2/15/2011                                         486,372
     2,210,000     Union Pacific Corp., 4.875%, 1/15/2015                                               2,128,963
                       TOTAL                                                                            4,787,232
                   TRANSPORTATION - SERVICES--0.5%
     1,000,000     FedEx Corp., Note, 5.50%, 8/15/2009                                                  1,007,912
     1,300,000     Ryder System, Inc., 5.95%, 5/2/2011                                                  1,325,817
                       TOTAL                                                                            2,333,729
                   UTILITY - ELECTRIC--4.4%
     1,400,000     Alabama Power Co., 4.70%, 12/1/2010                                                  1,374,394
       810,000     Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016                            816,096
     2,740,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                       2,614,546
     1,865,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                       1,921,916
       940,000     Exelon Generation Co. LLC, 6.95%, 6/15/2011                                            998,176
     1,000,000     Florida Power & Light Co., 1st Mtg. Bond, 6.00%, 6/1/2008                            1,013,039
     5,750,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                  6,251,412
     1,140,000     PSI Energy, Inc., Bond, 6.05%, 6/15/2016                                             1,173,496
     3,660,000     Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011                            3,516,772
     1,480,000     Scottish Power PLC, 4.91%, 3/15/2010                                                 1,462,242
                       TOTAL                                                                           21,142,089
                   UTILITY - NATURAL GAS DISTRIBUTOR--1.0%
     5,010,000     Atmos Energy Corp., 4.00%, 10/15/2009                                                4,810,760
                       TOTAL CORPORATE BONDS (IDENTIFIED COST $443,972,664)                           442,444,268
                   CORPORATE NOTE--0.7%
                   COMMUNICATIONS - TELECOM WIRELINES--0.7%
     3,385,000     Telecom Italia Capital, Note, 4.875%, 10/1/2010  (IDENTIFIED COST $3,378,885)        3,281,081
                   GOVERNMENT/AGENCY--1.9%
                   SOVEREIGN--1.9%
     7,800,000     United Mexican States, Note, 9.875%, 2/1/2010  (IDENTIFIED COST $8,907,703)          8,906,040
                   MORTGAGE-BACKED SECURITIES--0.0%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--0.0%
        25,759     FG E80411, 6.50%, 4/1/2015                                                              26,282
         7,643     FG C 01051, 8.00%, 9/1/2030                                                              8,084
                       TOTAL                                                                               34,366
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%
        18,289     GN 516688, 8.00%, 8/15/2029                                                             19,432
         4,292     GN 493514, 8.00%, 9/15/2030                                                              4,561
                       TOTAL                                                                               23,993
                       TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $55,295)                          58,359
                   U.S. TREASURY--2.6%
    11,250,000     United States Treasury Note, 3.875%, 2/15/2013                                      10,806,650
     1,500,000     United States Treasury Note, 4.875%, 8/15/2016                                       1,528,359
                       TOTAL U.S. TREASURY (IDENTIFIED COST $12,340,307)                               12,335,009
                       TOTAL INVESTMENTS - 97.9%                                                      467,024,757
                       (IDENTIFIED COST $468,654,854)3
                       OTHER ASSETS AND LIABILITIES - NET - 2.1%                                       10,182,310
                       TOTAL NET ASSETS - 100%                                                      $ 477,207,067

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At September 30, 2006, these restricted securities amounted to $50,571,008 which represented 10.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2006, these restricted securities amounted to $50,571,008 which represented 10.6% of total net assets.

3 At September 30, 2006, the cost of investments for federal tax purposes was $468,654,854. The net unrealized depreciation of investments for federal tax purposes was $1,630,097. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,013,324 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,643,421.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

The following acronym is used throughout this portfolio:
 REIT --Real Estate Investment Trust

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cashflows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}investments in other open-end regulated investment companies are valued at net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.


Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.







FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                U.S. TREASURY OBLIGATIONS--11.0%
  1,000,000     United States Treasury Bonds, 6.000%, 2/15/2026                                                       $    1,144,062
  1,700,000     United States Treasury Bonds, 6.125%, 11/15/2027                                                           1,988,301
  4,800,000   1 United States Treasury Bonds, 6.250%, 8/15/2023                                                            5,572,505
  3,000,000     United States Treasury Bonds, 7.250%, 5/15/2016                                                            3,595,780
    370,000     United States Treasury Bonds, 7.500%, 11/15/2024                                                             487,609
  3,050,000   2 United States Treasury Bonds, 7.625%, 2/15/2025                                                            4,072,516
  1,100,000     United States Treasury Bonds, 8.000%, 11/15/2021                                                           1,471,595
  3,100,000   1 United States Treasury Notes, 3.875%, 5/15/2010                                                            3,027,278
  2,500,000     United States Treasury Notes, 4.250%, 8/15/2015                                                            2,431,918
  6,000,000   1 United States Treasury Notes, 4.375%, 1/31/2008                                                            5,964,457
  7,000,000   1 United States Treasury Notes, 4.500%, 2/15/2016                                                            6,930,066
  2,860,000     United States Treasury Notes, 5.125%, 5/15/2016                                                            2,966,792
  5,076,000     United States Treasury Notes, 5.625%, 5/15/2008                                                            5,145,330
                   TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $43,940,710)                                          44,798,209
                GOVERNMENT AGENCIES--15.4%
  4,000,000     Federal Farm Credit System, 4.180%, 9/22/2010                                                              3,881,718
  7,000,000     Federal Farm Credit System, 5.150%, 12/6/2010                                                              7,037,420
 11,000,000     Federal Farm Credit System, 5.250%, 12/4/2007                                                             11,006,956
  4,000,000     Federal Farm Credit System, 5.375%, 7/18/2011                                                              4,065,558
  7,300,000     Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028                                                  7,542,205
  1,245,000     Federal Farm Credit System, 6.000%, 6/11/2008                                                              1,263,490
  3,000,000     Federal Home Loan Bank System, 4.250%, 9/12/2008                                                           2,956,848
  3,100,000     Federal Home Loan Bank System, 5.250%, 8/5/2009                                                            3,118,945
    750,000     Federal Home Loan Bank System, 6.185%, 5/6/2008                                                              762,458
  1,100,000     Federal Home Loan Bank System, 7.125%, 2/15/2030                                                           1,376,421
  1,500,000     Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035                                                       1,458,563
     72,000     Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029                                                           87,567
  1,500,000     Federal National Mortgage Association, 6.000%, 5/15/2008                                                   1,523,285
  4,000,000     Tennessee Valley Authority, 5.375%, 11/13/2008                                                             4,024,029
  1,000,000     Tennessee Valley Authority, 5.625%, 1/18/2011                                                              1,023,829
 10,700,000     Tennessee Valley Authority, 6.000%, 3/15/2013                                                             11,318,769
                   TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $62,385,798)                                                62,448,061
                MORTGAGE-BACKED SECURITIES--67.5%
                FEDERAL HOME LOAN MORTGAGE CORP.--36.9%
 13,337,209     Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 10/1/2020                                            12,872,361
 49,589,268     Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 11/1/2036                                            47,917,385
 56,628,121     Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 6/1/2036                                            55,920,356
 23,923,474   3 Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 10/1/2036                                            24,066,846
  6,005,284   3 Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 10/1/2036                                             6,134,994
  2,442,795     Federal Home Loan Mortgage Corp., 7.000%, 9/1/2015 - 4/1/2032                                              2,510,761
    258,831     Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031                                                268,395
     33,177     Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030                                                            35,553
     19,985     Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025                                                 21,712
                   TOTAL                                                                                                 149,748,363
                FEDERAL NATIONAL MORTGAGE ASSOCIATION-25.2%
  6,860,579     Federal National Mortgage Association, 4.500%, 12/1/2019 - 9/1/2035                                        6,518,380
  8,800,989     Federal National Mortgage Association, 5.000%, 7/1/2034 - 11/1/2035                                        8,482,425
 32,612,210     Federal National Mortgage Association, 5.500%, 12/1/2033 - 1/1/2036                                       32,166,060
 32,869,333   3 Federal National Mortgage Association, 6.000%, 5/1/2014 - 10/1/2036                                       33,052,568
 19,586,636   3 Federal National Mortgage Association, 6.500%, 6/1/2029 - 10/1/2036                                       19,955,147
  1,574,373     Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032                                         1,619,842
    164,132     Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031                                           170,185
     35,358     Federal National Mortgage Association, 8.000%, 7/1/2030                                                       37,465
                   TOTAL                                                                                                 102,002,072
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-5.4%
 10,351,698     Government National Mortgage Association, 5.000%, 7/15/2034 - 4/20/2036                                   10,035,000
  6,012,154     Government National Mortgage Association, 5.500%, 5/20/2035 - 4/20/2036                                    5,955,694
  2,761,058   3 Government National Mortgage Association, 6.000%, 4/15/2032 - 10/20/2036                                   2,793,667
  2,633,103     Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032                                   2,709,666
    128,147     Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030                                     133,576
    182,216     Government National Mortgage Association, 8.000%, 12/15/2029 - 4/15/2030                                     193,612
     61,727     Government National Mortgage Association, 9.500%, 11/15/2016                                                  68,154
                   TOTAL                                                                                                  21,889,369
                   TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $270,197,856)                                       273,639,804
                COLLATERALIZED MORTGAGE OBLIGATIONS--16.1%
  3,788,254     CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020                             3,699,741
  3,789,220     Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033                                          3,946,459
  7,877,863     Federal Home Loan Mortgage Corp. REMIC 3144 FB, 5.680%, 4/15/2036                                          7,860,660
  5,886,679     Federal Home Loan Mortgage Corp. REMIC 3175 FE, 5.640%, 7/15/2036                                          5,879,309
  1,990,052     Federal Home Loan Mortgage Corp. REMIC 3206 FE, 5.730%, 8/15/2036                                          1,990,703
  1,315,520     Federal National Mortgage Association REMIC 2005-63 FC, 5.580%, 10/25/2031                                 1,311,281
  1,681,187     Federal National Mortgage Association REMIC 2006-43 FL, 5.730%, 6/25/2036                                  1,680,321
  5,836,340     Federal National Mortgage Association REMIC 2006-58 FP, 5.630%, 6/25/2036                                  5,839,685
  6,984,102     Federal National Mortgage Association REMIC 2006-81 FB, 5.680%, 9/25/2036                                  7,002,516
  7,464,020     Federal National Mortgage Association REMIC 2006-85 PF, 5.710%, 9/25/2036                                  7,472,873
    473,078     Federal National Mortgage Association REMIC 361 1, 0.000%, 10/1/2035                                         379,645
  2,500,000     Federal National Mortgage Association, Class FM, 5.710%, 10/25/2036                                        2,499,390
  2,206,056     First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020                       2,154,839
  2,613,361     First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021                                  2,573,040
  4,059,298     First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.577%, 11/25/2034                          4,033,491
  2,862,898     Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.530%, 8/7/2011                                        2,865,481
  4,023,310     Washington Mutual 2006-AR1, Class 2A1B, 5.633%, 1/25/2046                                                  4,023,310
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $65,330,943)                                65,212,744
                REPURCHASE AGREEMENTS-10.9%
  3,000,000     Interest in $615,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which BNP Paribas         3,000,000
                Securities Corp. will repurchase U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2036 for $615,276,750 on 10/2/2006. The market value of the underlying securities at the end of the period was $627,300,981.
  3,000,000     Interest in $1,175,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Bank of           3,000,000
                America N.A. will repurchase U.S. Government Agency securities with various maturities to 5/1/2036 for $1,175,528,750 on 10/2/2006. The market value of the underlying securities at the end of the period was $1,199,039,326.
  3,766,000     Interest in $3,200,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Barclays          3,766,000
                Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to
                7/20/2016 for $3,201,440,000 on 10/2/2006. The market value of the underlying securities at the end of the period was $3,264,000,579.
 21,122,000     Interest in $2,000,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Bear             21,122,000
                Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to
                7/25/2036 for $2,000,900,000 on 10/2/2006. The market value of the underlying securities at the end of the period was $2,060,003,092 (purchased with proceeds from securities lending collateral).
  1,500,000   4 Interest in $50,000,000 joint repurchase agreement 5.25%, dated 9/20/2006 under which Credit               1,500,000
                Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 9/20/2033 for $50,211,458 on 10/19/2006. The market value of the underlying securities at the end of the period was $51,504,854 (segregated pending settlement of dollar-roll transactions).
  8,804,000   4 Interest in $214,506,000 joint repurchase agreement 5.265%, dated 9/13/2006 under which Credit             8,804,000
                Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 6/25/2036 for $215,415,774 on 10/12/2006. The market value of the underlying securities at the end of the period was $220,942,836 (segregated pending settlement of dollar-roll transactions).
  3,000,000     Interest in $1,615,000,000 joint repurchase agreement 5.40%, dated 9/29/2006 under which Deutsche          3,000,000
                Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to
                10/1/2036 for $1,615,726,750 on 10/2/2006. The market value of the underlying securities at the end of the period was $1,651,300,377.
                   TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                  44,192,000
                   TOTAL INVESTMENTS-120.9%                                                                              490,290,818
                    (IDENTIFIED COST $486,047,307)5
                   OTHER ASSETS AND LIABILITIES---NET-(20.9)%                                                           (84,759,054)
                   TOTAL NET ASSETS---100%                                                                            $  405,531,764

1    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of September 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED      MARKET VALUE OF COLLATERAL
            $20,467,900                            $21,122,000

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts

3    All  or  a  portion  of  these   securities   are  subject  to  dollar-roll
     transactions.

4 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

5 At September 30, 2006, the cost of investments for federal tax purposes was $486,047,307. The net unrealized appreciation of investments for federal tax purposes was $4,243,511. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,168,803 and net unrealized depreciation from investments for those securities having an excess of cost over value of $925,292.

     At September 30, 2006, the Fund had the following open futures contracts:

                                                     CONTRACTS     NUMBER OF  NOTIONAL VALUE    EXPIRATION UNREALIZED  DEPRECIATION
                                                                   CONTRACTS                    DATE
            6U.S. Treasury Note            10-Year Futures          70           $7,581,875     December 2006          $(17,500)

6    Non-income producing.

Note:           The categories of investments are shown as a percentage of total net assets at September 30, 2006.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}investments in other open-end regulated investment companies are valued at net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean such bid prices and asked prices. The Trustees has approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealer or other financial institutions that trade the securities.

The following acronym is used throughout this portfolio:

 REMIC --Real Estate Mortgage Investment Conduit




















ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSURANCE SERIES

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        NOVEMBER 21, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ JOHN B. FISHER
                JOHN B. FISHER,  PRINCIPAL EXECUTIVE OFFICER


DATE        NOVEMBER 27, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        NOVEMBER 21, 2006